As filed with the Securities and Exchange Commission on September 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03802

NEUBERGER BERMAN INCOME FUNDS
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
c/o Neuberger Berman Management LLC
Neuberger Berman Income Funds
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2010

Date of reporting period: July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

JULY 31, 2010

Schedule of Investments Neuberger Berman Core Bond Fund
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE†
($000's omitted)	($000's omitted)
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (35.1%)
10,000	U.S. Treasury Bills, 0.10%, due 9/9/10	9,998	ØØ
15,000	U.S. Treasury Bills, 0.10%, due 11/18/10	14,993
13,453	U.S. Treasury Inflation Index Notes, 2.38%, due 1/15/17	14,867	ØØ
5,145	U.S. Treasury Notes, 2.38%, due 10/31/14	5,368	ØØ
8,880	U.S. Treasury Notes, 3.13%, due 1/31/17	9,380
475	U.S. Treasury Notes, 3.63%, due 8/15/19	506	ØØ
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $53,668)	55,112

Mortgage-Backed Securities (35.2%)
Adjustable Rate Mortgages (1.6%)
242	Banc of America Funding Corp., Ser. 2005-F, Class 4A1, 3.69%, due 9/20/35	182	µ
129	Bear Stearns ALT-A Trust, Ser. 2006-4, Class 32A1, 6.26%, due 7/25/36	65	µ
342	Countrywide Home Loans Mortgage Pass-Through Trust, Ser. 2007-HYB2, Class 2A1, 5.01%, due 5/25/47	183	µ
317	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 5.45%, due 11/25/35	272	µ
246	GSR Mortgage Loan Trust, Ser. 2005-AR3, Class 6A1, 2.94%, due 5/25/35	200	µ
414	GSR Mortgage Loan Trust, Ser. 2007-AR1, Class 2A1, 5.70%, due 3/25/47	311	µ
236	HSI Asset Loan Obligation, Ser. 2007-AR1, Class 2A1, 5.97%, due 1/25/37	152	µ
453	IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR11, Class 2A1, 5.15%, due 6/25/36	229	µ
50	IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR7, Class 3A1, 5.51%, due 5/25/36	28	µ
614	JP Morgan Mortgage Trust, Ser. 2005-A3, Class 7CA1, 2.92%, due 6/25/35	528	µ
262	Residential Accredit Loans, Inc., Ser. 2005-QA10, Class A31, 4.85%, due 9/25/35	172	µØØ
347	Residential Accredit Loans, Inc., Ser. 2006-QA1, Class A21, 5.90%, due 1/25/36	194	µØØ
		2,516
Fannie Mae (30.1%)
6,239	Pass-Through Certificates, 6.00%, due 11/1/15 – 6/1/38	6,786
1,069	Pass-Through Certificates, 5.00%, due 3/1/21 – 8/1/38	1,140
96	Pass-Through Certificates, 8.50%, due 4/1/34	112
7,841	Pass-Through Certificates, 5.50%, due 11/1/35 – 1/1/39	8,460
90	Pass-Through Certificates, 6.00%, TBA, 30 Year Maturity	98	Ø
4,000	Pass-Through Certificates, 5.00%, TBA, 30 Year Maturity	4,263	Ø
24,525	Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity	26,426	Ø
		47,285
Freddie Mac (3.5%)
358	Pass-Through Certificates, 5.32%, due 2/1/37	378	µ
358	Pass-Through Certificates, 5.49%, due 2/1/37	381	µ
559	Pass-Through Certificates, 5.80%, due 7/1/36	595	µ
882	Pass-Through Certificates, 5.29%, due 4/1/37	931	µ
596	Pass-Through Certificates, 5.00%, due 5/1/23 – 1/1/39	636
55	Pass-Through Certificates, 6.50%, due 11/1/25	61
993	Pass-Through Certificates, 5.50%, due 10/1/38 & 11/1/38	1,070
1,375	Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity	1,476	Ø
		5,528
	Total Mortgage-Backed Securities (Cost $55,362)	55,329

Corporate Debt Securities (30.3%)
Airlines (1.6%)
530	Continental Airlines, Inc., Pass-Through Certificates, Ser. A, 7.25%, due 11/10/19	564
442	Continental Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 5.98%, due 4/19/22	448
505	Delta Air Lines, Inc., Pass-Through Certificates, 6.20%, due 7/2/18	514
890	Delta Air Lines, Inc., Pass-Through Certificates, Ser. A, 7.75%, due 12/17/19	966
		2,492
Banking (7.0%)
690	Bank of America Corp., Senior Unsecured Medium-Term Notes, Ser. L, 7.38%, due 5/15/14	791
360	Bank of America Corp., Senior Unsecured Notes, 4.50%, due 4/1/15	372
685	Bank of America Corp., Unsecured Notes, 6.50%, due 8/1/16	763
595	Bank of America Corp., Senior Unsecured Medium-Term Notes, Ser. L, 5.65%, due 5/1/18	623
520	Citigroup, Inc., Senior Unsecured Notes, 6.13%, due 11/21/17	557
680	Citigroup, Inc., Senior Unsecured Notes, 8.13%, due 7/15/39	827
685	Goldman Sachs Group, Inc., Senior Unsecured Medium-Term Notes, 3.63%, due 8/1/12	707
325	Goldman Sachs Group, Inc., Senior Unsecured Medium-Term Notes, 6.00%, due 5/1/14	359
580	Goldman Sachs Group, Inc., Subordinated Notes, 6.75%, due 10/1/37	591
865	JP Morgan Chase & Co., Senior Unsecured Notes, 3.40%, due 6/24/15	888
690	Morgan Stanley, Senior Unsecured Medium-Term Notes, Ser. F, 6.63%, due 4/1/18	750
1,540	Morgan Stanley, Senior Unsecured Medium-Term Notes, Ser. F, 5.63%, due 9/23/19	1,565	ØØ
555	Regions Financial Corp., Senior Unsecured Notes, 5.75%, due 6/15/15	556
415	Royal Bank of Scotland PLC, Guaranteed Medium-Term Notes, 4.88%, due 8/25/14	429	ñØØ
465	Wachovia Corp., Senior Unsecured Medium-Term Notes, Ser. G, 5.50%, due 5/1/13	510	ØØ
685	Wells Fargo & Co., Senior Notes, 3.63%, due 4/15/15	710
		10,998
Beverages (1.8%)
715	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 2.50%, due 3/26/13	727	ñ
1,125	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 7.75%, due 1/15/19	1,401	ñØØ
715	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 5.00%, due 4/15/20	768	ñ
		2,896
Chemicals (0.4%)
475	The Dow Chemical Co., Senior Unsecured Notes, 8.55%, due 5/15/19	593
Commercial Services (0.9%)
890	ERAC USA Finance Co., Guaranteed Notes, 5.25%, due 10/1/20	912	ñ
430	ERAC USA Finance Co., Guaranteed Notes, 7.00%, due 10/15/37	476	ñ
		1,388
Diversified Capital Goods (0.2%)
315	Ingersoll-Rand Global Holding Co. Ltd., Guaranteed Notes, 6.00%, due 8/15/13	351
Diversified Financial Services (3.2%)
560	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. C, 5.88%, due 5/2/13	617
320	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. D, 5.13%, due 8/25/14	348
805	American Honda Finance Corp., Senior Unsecured Notes, 3.50%, due 3/16/15	828	ñØØ
830	General Electric Capital Corp., Senior Unsecured Notes, 5.90%, due 5/13/14	928
730	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, Ser. A, 6.88%, due 1/10/39	823
315	JP Morgan Chase Capital XV, Guaranteed Notes, 5.88%, due 3/15/35	294
615	Merrill Lynch & Co., Senior Unsecured Medium-Term Notes, Ser. C, 5.45%, due 2/5/13	656	ØØ
460	Nomura Holdings, Inc., Senior Unsecured Notes, 6.70%, due 3/4/20	508
		5,002
Electric (0.4%)
565	PSEG Power LLC, Guaranteed Notes, 2.50%, due 4/15/13	577	ñ
Electric - Integrated (0.2%)
235	FirstEnergy Solutions Corp., Guaranteed Notes, 4.80%, due 2/15/15	250
Entertainment (0.6%)
965	Int'l Game Technology, Senior Unsecured Notes, 5.50%, due 6/15/20	1,005
Food (1.3%)
890	Grupo Bimbo SAB de CV, Guaranteed Notes, 4.88%, due 6/30/20	902	ñ
140	Kraft Foods, Inc., Senior Unsecured Notes, 6.13%, due 2/1/18	162	ØØ
820	Kraft Foods, Inc., Senior Unsecured Notes, 6.50%, due 2/9/40	944
		2,008
Gas Distribution (0.2%)
325	Kinder Morgan Energy Partners L.P., Senior Unsecured Notes, 6.50%, due 9/1/39	354	ØØ
Insurance (1.3%)
450	Hartford Financial Services Group, Inc., Senior Unsecured Notes, 5.38%, due 3/15/17	450
550	Hartford Financial Services Group, Inc., Senior Unsecured Notes, 5.50%, due 3/30/20	546
260	Lincoln National Corp., Senior Unsecured Notes, 7.00%, due 6/15/40	283
545	Prudential Financial, Inc., Senior Unsecured Medium-Term Notes, Ser. D, 3.88%, due 1/14/15	561	ØØ
180	Prudential Financial, Inc., Senior Unsecured Notes, 6.63%, due 6/21/40	195
		2,035
Media (1.7%)
650	DirecTV Holdings LLC, Guaranteed Notes, 3.55%, due 3/15/15	670
285	News America, Inc., Guaranteed Notes, 6.90%, due 8/15/39	329
580	Time Warner Cable, Inc., Guaranteed Notes, 8.75%, due 2/14/19	746	ØØ
850	Time Warner, Inc., Guaranteed Notes, 6.10%, due 7/15/40	898
		2,643
Media - Cable (0.4%)
610	Comcast Corp., Guaranteed Notes, 6.40%, due 3/1/40	677
Metals/Mining Excluding Steel (0.7%)
530	AngloGold Holdings PLC, Guaranteed Notes, 5.38%, due 4/15/20	550
530	Southern Copper Corp., Senior Unsecured Notes, 6.75%, due 4/16/40	557
		1,107
Office/Business Equipment (0.3%)
365	Xerox Corp., Senior Unsecured Notes, 6.40%, due 3/15/16	416
Pharmaceuticals (0.1%)
90	Express Scripts, Inc., Guaranteed Notes, 5.25%, due 6/15/12	96
Pipelines (1.4%)
835	Kinder Morgan Energy Partners L.P., Senior Unsecured Notes, 5.95%, due 2/15/18	934
425	Plains All American Pipeline L.P., Guaranteed Notes, 4.25%, due 9/1/12	444	ØØ
810	Rockies Express Pipeline LLC, Senior Unsecured Notes, 5.63%, due 4/15/20	787	ñ
		2,165
Real Estate (0.2%)
330	WEA Finance LLC, Guaranteed Notes, 7.50%, due 6/2/14	381	ñØØ
REITs (0.7%)
485	Simon Property Group LP, Senior Unsecured Notes, 5.88%, due 3/1/17	536	ØØ
420	Simon Property Group LP, Senior Unsecured Notes, 10.35%, due 4/1/19	569	ØØ
		1,105
Retail (0.3%)
427	CVS Pass-Through Trust, Pass-Through Certificates, 7.51%, due 1/10/32	492	ñ
Semiconductors (0.2%)
335	Analog Devices, Inc., Senior Unsecured Notes, 5.00%, due 7/1/14	365
Specialty Retail (0.3%)
420	Home Depot, Inc., Senior Unsecured Notes, 5.88%, due 12/16/36	432
Steel Producers/Products (1.3%)
1,070	ArcelorMittal, Senior Unsecured Notes, 6.13%, due 6/1/18	1,161
745	ArcelorMittal, Senior Unsecured Notes, 9.85%, due 6/1/19	963
		2,124
Telecom - Integrated/Services (0.2%)
360	Qwest Corp., Senior Unsecured Notes, 8.88%, due 3/15/12	389	ØØ
Telecommunications (1.4%)
570	America Movil SAB de CV, Guaranteed Notes, 5.00%, due 3/30/20	606	ñØØ
465	AT&T, Inc., Senior Unsecured Notes, 4.85%, due 2/15/14	514
430	Telecom Italia Capital SA, Guaranteed Unsecured Notes, 4.95%, due 9/30/14	450	ØØ
410	Verizon New Jersey, Inc., Senior Unsecured Notes, Ser. A, 5.88%, due 1/17/12	435
230	Vodafone Group PLC, Senior Unsecured Notes, 4.15%, due 6/10/14	244	ØØ
		2,249
Tobacco (2.0%)
1,270	Altria Group, Inc., Guaranteed Notes, 9.70%, due 11/10/18	1,664
185	Altria Group, Inc., Guaranteed Notes, 9.95%, due 11/10/38	258
795	Lorillard Tobacco Co., Guaranteed Notes, 8.13%, due 6/23/19	903	ØØ
285	Lorillard Tobacco Co., Guaranteed Notes, 6.88%, due 5/1/20	297
		3,122
	Total Corporate Debt Securities (Cost $44,794)	47,712

Asset-Backed Securities (13.3%)
161	ACE Securities Corp., Ser. 2006-FM1, Class A2B, 0.42%, due 7/25/36	54	µ
185	Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A4, 5.84%, due 6/10/49	183	µ
500	Banc of America Commercial Mortgage, Inc., Ser. 2007-4, Class ASB, 5.71%, due 2/10/51	540
20	Banc of America Funding Corp., Ser. 2006-G, Class 2A2, 0.42%, due 7/20/36	20	µ
81	Banc of America Funding Corp., Ser. 2006-G, Class 2A1, 0.56%, due 7/20/36	56	µ
550	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Class A4, 5.33%, due 2/11/44	554
400	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A4, 5.69%, due 6/11/50	416
330	Carrington Mortgage Loan Trust, Ser. 2006-NC3, Class A3, 0.48%, due 8/25/36	154	µ
220	Carrington Mortgage Loan Trust, Ser. 2006-NC4, Class M2, 0.65%, due 10/25/36	18	µ
25	Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2004-1, Class 2A2, 0.79%, due 12/25/33	22	µ
110	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH1, Class M2, 0.70%, due 1/25/36	44	µ
1,050	Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A4B, 6.22%, due 12/10/49	1,072	µ
500	Commercial Mortgage Pass-Through Certificates, Ser. 2006-C8, Class A4, 5.31%, due 12/10/46	509
142	Countrywide Alternative Loan Trust, Ser. 2006-0C9, Class A2B, 0.57%, due 12/25/46	7	µ
132	Countrywide Asset-Backed Certificates, Ser. 2007-BC2, Class 2A1, 0.42%, due 6/25/37	125	µ
81	Countrywide Asset-Backed Certificates, Ser. 2006-BC1, Class 1A, 0.53%, due 4/25/36	66	µ
149	Countrywide Asset-Backed Certificates, Ser. 2005-IM2, Class A3, 0.60%, due 1/25/36	112	µ
145	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2001-CK6, Class A3, 6.39%, due 8/15/36	152
225	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C4, Class A3, 5.12%, due 8/15/38	233
80	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C3, Class A4, 5.72%, due 6/15/39	78	µ
45	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4, 5.83%, due 9/15/39	44	µ
250	Credit Suisse Mortgage Capital Certificates, Ser. 2008-C1, Class A3, 6.21%, due 2/15/41	252	µ
140	Credit Suisse Mortgage Capital Certificates, Ser. 2007-TF2A, Class A1, 0.52%, due 4/15/22	126	ñµ
1,200	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C4, Class A3, 5.47%, due 9/15/39	1,214
100	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A3, 5.38%, due 2/15/40	95
130	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A4, 5.70%, due 9/15/40	125
99	Credit-Based Asset Servicing and Securitization, Ser. 2006-CB6, Class A22, 0.42%, due 7/25/36	97	µ
554	Credit-Based Asset Servicing and Securitization, Ser. 2006-CB3, Class AV3, 0.50%, due 3/25/36	427	µ
42	Credit-Based Asset Servicing and Securitization, Ser. 2005-CB5, Class AV2, 0.59%, due 8/25/35	39	µ
750	CW Capital Cobalt Ltd., Ser. 2007-C3, Class A4, 5.82%, due 5/15/46	747	µ
45	Equifirst Mortgage Loan Trust, Ser. 2003-2, Class 3A3, 1.09%, due 9/25/33	39	µ
28	Fannie Mae Grantor Trust, Ser. 2002-T5, Class A1, 0.57%, due 5/25/32	25	µ
100	Fannie Mae Whole Loan, Ser. 2003-W5, Class A, 0.55%, due 4/25/33	95	µ
175	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG11, Class A4, 5.74%, due 12/10/49	177
500	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A4, 6.00%, due 8/10/45	504	µ
600	GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A4, 5.55%, due 4/10/38	636
400	GS Mortgage Securities Corp. II, Ser. 2006-GG8, Class A4, 5.56%, due 11/10/39	417
82	Household Home Equity Loan Trust, Ser. 2006-1, Class A1, 0.50%, due 1/20/36	73	µ
97	Household Home Equity Loan Trust, Ser. 2006-2, Class A2, 0.52%, due 3/20/36	88	µ
174	HSI Asset Securitization Corp. Trust, Ser. 2006-WMC1, Class A2, 0.43%, due 7/25/36	60	µ
158	Impac Secured Assets Corp., Ser. 2006-3, Class A4, 0.42%, due 11/25/36	141	µ
106	IndyMac Loan Trust, Ser. 2005-L2, Class A1, 0.55%, due 1/25/11	21	µ
1,270	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A4, 5.82%, due 6/15/49	1,287	µØØ
480	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A4, 5.87%, due 4/15/45	522	µ
2,380	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB19, Class A4, 5.94%, due 2/12/49	2,457	µØØ
325	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A3, 5.34%, due 5/15/47	334
1,200	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A3, 5.42%, due 1/15/49	1,202
555	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class ASB, 5.69%, due 2/12/51	600	ØØ
1,219	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A4, 5.88%, due 2/15/51	1,253	ØØ
88	JP Morgan Mortgage Acquisition Corp., Ser. 2006-CW2, Class AV3, 0.43%, due 8/25/36	87	µ
642	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 0.95%, due 7/13/46	0	*#µØØ
35	Merrill Lynch First Franklin Mortgage Loan, Ser. 2007-2, Class A2A, 0.44%, due 5/25/37	35	µØØ
1,400	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A4, 5.81%, due 6/12/50	1,384	µØØ
700	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A4, 5.38%, due 8/12/48	663	ØØ
42	Morgan Stanley Capital I, Ser. 2004-WMC3, Class B3, 4.38%, due 1/25/35	2	µØØ
300	Morgan Stanley Capital I, Ser. 2007-IQ16, Class A4, 5.81%, due 12/12/49	311	ØØ
59	MSCC Heloc Trust, Ser. 2003-2, Class A, 0.59%, due 4/25/16	50	µØØ
274	Newcastle CDO Ltd., Ser. 2004-4A, Class 3FX, 5.11%, due 3/24/39	3	ñØØ
188	Nomura Asset Acceptance Corp., Ser. 2007-2, Class A1A, 0.45%, due 4/25/47	86	µØØ
160	Opteum Mortgage Acceptance Corp., Ser. 2005-3, Class A1B, 0.59%, due 7/25/35	140	µØØ
425	Option One Mortgage Loan Trust, Ser. 2006-2, Class 2A2, 0.43%, due 7/25/36	302	µØØ
24	Popular ABS Mortgage Pass-Through Trust, Ser. 2006-E, Class A1, 0.42%, due 1/25/37	24	µØØ
150	Residential Accredit Loans, Inc., Ser. 2006-QO7, Class 3A2, 0.53%, due 9/25/46	58	µØØ
14	Residential Asset Mortgage Products, Inc., Ser. 2003-RS2, Class AII, 1.01%, due 3/25/33	8	µØØ
35	Residential Asset Mortgage Products, Inc., Ser. 2003-RS3, Class AII, 1.05%, due 4/25/33	22	µØØ
9	Saxon Asset Securities Trust, Ser. 2004-1, Class A, 0.87%, due 3/25/35	6	µØØ
151	SLM Student Loan Trust, Ser. 2008-6, Class A1, 0.90%, due 10/27/14	152	µØØ
4	Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class A, 1.01%, due 1/25/34	3	µØØ
	Total Asset-Backed Securities (Cost $21,715)	20,848

NUMBER OF SHARES

Short-Term Investments (6.3%)
9,922,426	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $9,922)	9,922

	Total Investments (120.2%) (Cost $185,461)	188,923	##

	Liabilities, less cash, receivables and other assets [(20.2%)]	(31,800)	¢¢

	Total Net Assets (100.0%)	$157,123

See Notes to Schedule of Investments

JULY 31, 2010

Schedule of Investments Neuberger Berman Floating Rate Income Fund
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE†
($000's omitted)	($000's omitted)
Bank Loan Obligationsµ (83.7%)
Aerospace & Defense (1.9%)
498	Booz Allen & Hamilton, Inc., Term Loan C, 6.00%, due 7/31/15	497
498	TASC, Inc., Term Loan B, 5.75%, due 12/18/14	497
		994
AirTransport (0.4%)
247	Delta Air Lines, Inc., Term Loan A, 2.29% - 2.34%, due 4/30/12	235
All Telecom (5.9%)
798	Cincinnati Bell, Inc., Term Loan B, 6.50%, due 6/11/17	785
250	Integra Telecom Holdings, Inc., Term Loan, 9.25%, due 4/15/15	250
250	Level 3 Financing, Inc., Term Loan B, 2.59% - 2.78%, due 3/13/14	224
500	NTELOS Holdings Corp., Term Loan, due 8/7/15	500	¢
800	RCN Corp., Term Loan B, due 3/5/16	785	¢
593	Skype Technologies SA, Term Loan B, 7.00%, due 2/2/15	592
		3,136
Automotive (2.5%)
243	Allison Transmission, Inc., Term Loan B, 3.10%, due 8/7/14	227
850	Chrysler Financial Services LLC, Term Loan B, 6.85%, due 2/13/14	845
247	Oshkosh Truck Corp., Term Loan B, 6.54%, due 12/6/13	247
		1,319
Building & Development (1.3%)
239	Custom Building Products, Term Loan, 5.75%, due 3/19/15	237
106	Realogy Corp., Term Loan B, 3.36%, due 10/10/13	92
392	Realogy Corp., Term Loan B, 3.35%, due 10/10/13	342
		671
Business Equipment & Services (3.2%)
249	Advantage Sales & Marketing LLC, Term Loan, 5.00%, due 5/5/16	247
250	Advantage Sales & Marketing LLC, Term Loan, 8.50%, due 5/5/17	246
594	IMS Health, Inc., Term Loan B, 5.25%, due 2/26/16	593
227	MSCI, Inc., Term Loan, 4.75%, due 6/1/16	228
375	Protection One, Inc., Term Loan B, 6.00%, due 6/4/16	372
		1,686
Cable & Satellite Television (3.2%)
249	Charter Communications Operating LLC, Term Loan B2, 7.25%, due 3/6/14	254
500	Mediacom Broadband LLC, Term Loan, 4.50%, due 10/23/17	473
417	Mediacom Broadband LLC, Term Loan E, 4.50%, due 10/23/17	391
578	TWCC Holding Corp., Term Loan, 5.00%, due 9/14/15	578
		1,696
Chemicals & Plastics (5.5%)
277	CF Industries, Inc., Term Loan B1, 4.50%, due 4/5/15	278
333	Lyondell Chemical Co., Term Loan, 5.50%, due 8/6/16	335
398	Momentive Performance, Inc., Term Loan B1, 2.63%, due 12/4/13	372
499	Nalco Co., Term Loan B, 6.50%, due 5/13/16	500
247	PQ Corp., Term Loan B, 3.57% - 3.73%, due 7/30/14	225
402	Rockwood Specialties Group, Inc., Term Loan F, 6.00%, due 7/30/14	402
800	Styron Corp., Term Loan B, 7.50%, due 6/17/16	805
		2,917
Clothing/Textiles (1.2%)
631	Phillips-Van Heusen Corp., Term Loan B, 4.75%, due 5/6/16	633
Conglomerates (1.4%)
250	Goodman Global, Inc., Term Loan B, 6.25%, due 2/13/14	251
498	Diversey, Inc., Term Loan B, 5.50%, due 11/24/15	495
		746
Containers & Glass Products (1.6%)
366	BWAY Holding Co., Term Loan B, 5.50% - 6.00%, due 6/16/17	365
435	Graham Packaging Co. L.P., Term Loan C2, 6.75%, due 4/5/14	437
34	ICL Industrial Containers, Tern Loan C, 5.50%, due 7/17/13	34
		836
Drugs (1.2%)
183	Warner Chilcott Co. LLC, Term Loan A, 5.50%, due 10/30/14	182
300	Warner Chilcott Co. LLC, Term Loan B2, 5.75%, due 4/30/15	299
180	Warner Chilcott Corp., Term Loan B1, 5.75%, due 4/30/15	179
		660
Electronics/Electrical (7.9%)
399	Aspect Software, Inc., Term Loan B, 6.25%, due 5/7/16	392
500	AutoTrader.com, Inc., Term Loan B, 6.00%, due 5/31/16	500
400	Ceridian Canada Holdings Corp., Term Loan, 3.33%, due 11/9/14	361
530	Fidelity National Information Services, Inc., Term Loan B, 5.25%, due 7/18/16	533
1,125	Interactive Data Corp., Term Loan B, due 11/3/16	1,129	¢
498	Intergraph Corp., Term Loan B, 6.00%, due 5/29/14	497
381	Reynolds & Reynolds Co., Term Loan B, 5.25%, due 4/21/17	377
375	SkillSoft Corp., Term Loan, 6.50%, due 5/26/17	375
		4,164
Equipment Leasing (3.1%)
141	AIG/Delos Aircraft, Inc., Term Loan B2, 7.00%, due 3/17/16	142
692	AIG/International Lease Finance Corp., Term Loan B1, 6.75%, due 3/17/15	697
800	AWAS, Term Loan, 7.75%, due 5/12/16	804
		1,643
Farming/Agriculture (0.5%)
249	WM Bolthouse Farms, Inc., Term Loan, 5.50%, due 2/11/16	248
Financial Intermediaries (5.6%)
583	American General Finance Corp., Term Loan B, 7.25%, due 4/21/15	576
380	CB Richard Ellis Services, Term Loan B, 5.50%, due 12/20/13	380
249	First Data Corp., Term Loan B2, 3.07% - 3.08%, due 9/24/14	216
246	First Data Corp., Term Loan B1, 3.07% - 3.08%, due 9/24/14	214
499	LPL Holdings, Inc., Term Loan, 5.25%, due 6/28/17	492
250	Nuveen Investments, Inc., Term Loan B, 3.48% - 3.53%, due 11/13/14	222
850	Ocwen Financial Corp., Term Loan, due 5/28/15	845	¢
		2,945
Food Products (2.2%)
565	Michael Foods, Inc., Term Loan B, 6.25%, due 6/29/16	567
575	Pinnacle Foods Finance LLC, Term Loan C, 7.50%, due 4/2/14	576
		1,143
Food Service (0.8%)
20	OSI Restaurant Partners, Inc., Term Loan B, 2.69% - 2.88%, due 6/14/13	17
217	OSI Restaurant Partners, Inc., Term Loan B, 2.88%, due 6/14/14	189
249	U.S. Foodservice, Term Loan, 2.82% - 2.85%, due 7/3/14	216
		422
Food/Drug Retailers (1.3%)
744	Rite Aid Corp., Term Loan B3, 6.00%, due 6/4/14	699
Health Care (6.2%)
248	Alliance Healthcare Services, Inc., Term Loan B, 5.50%, due 6/1/16	242
500	Aurora Diagnostics LLC, Term Loan B, 6.25%, due 5/26/16	491
250	HCA, Inc., Term Loan A1, 2.03%, due 11/17/12	242
720	RehabCare Group, Inc., Term Loan B, 6.00%, due 11/24/15	711
498	Rural/Metro Operating Co. LLC, Term Loan B, 7.00%, due 12/9/14	497
1,100	Universal Health Services, Inc., Term Loan B, due 5/16/16	1,091	¢
		3,274
Industrial Equipment (1.6%)
250	Generac Acquisition Corp., Term Loan B, 2.85% - 3.03%, due 11/10/13	230
395	Manitowoc Co., Inc., Term Loan A, 8.00%, due 4/14/14	396
250	Rental Services Corp., Term Loan, 4.04%, due 11/30/13	236
		862
Insurance (0.7%)
349	Sedgwick CMS Holdings, Inc., Term Loan B, 5.50%, due 5/28/16	346
Leisure Goods/Activities/Movies (3.6%)
1,050	Cedar Fair L.P., Term Loan B, due 12/31/16	1,054	¢
142	Live Nation Entertainment, Inc., Term Loan B, 4.50%, due 11/7/16	139
500	Six Flags Theme Parks, Inc., Term Loan, 6.00%, due 6/30/16	494
199	Universal City Development, Term Loan B, 5.50%, due 10/20/14	199
		1,886
Lodging & Casinos (2.3%)
450	Harrah's Operating Co., Inc., Term Loan B2, 3.50%, due 1/28/15	387
249	Harrah's Operating Co., Inc., Term Loan B4, 9.50%, due 10/31/16	254
206	Las Vegas Sands LLC, Term Loan B, 2.07%, due 5/23/14	191
42	Las Vegas Sands LLC, Term Loan DD, 2.07%, due 5/23/14	39
123	VML US Finance LLC, Term Loan DD, 5.04%, due 5/25/12	121
214	VML US Finance LLC, Term Loan B, 5.04%, due 5/25/13	210
		1,202
Oil & Gas (3.6%)
487	Atlas Pipeline Partners L.P., Term Loan B, 6.75%, due 7/27/14	486
500	Dresser, Inc., Term Loan, 6.20%, due 5/4/15	468
746	MEG Energy Corp., Term Loan D, 6.00%, due 4/3/16	739
241	Targa Resources, Inc., Term Loan B, 5.75%, due 7/6/16	240
		1,933
Publishing (5.7%)
496	Cengage Learning Acquisitions, Inc., Term Loan B, 3.03%, due 7/3/14	439
241	DEX Media East LLC, Term Loan, 2.98% - 3.04%, due 10/24/14	194
457	DEX Media West LLC, Term Loan, 7.50%, due 10/24/14	407
249	Harland Clarke Holdings Corp., Term Loan B, 2.82% - 3.03%, due 6/30/14	214
249	Nielsen Finance LLC, Term Loan B, 4.10%, due 5/1/16	241
750	Postmedia Network, Inc., Term Loan B, 9.00%, due 5/19/16	747
800	Quad Graphics, Inc., Term Loan B, 5.50%, due 4/23/16	758
		3,000
Radio & Television (2.4%)
500	Clear Channel Communications, Inc., Term Loan B, 3.97%, due 1/29/16	391
487	Fox Acquisition Sub LLC, Term Loan B, 7.50%, due 7/14/15	466
249	Local TV on Satellite LLC, Term Loan B, 2.32%, due 5/7/13	220
248	Univision Communications, Inc., Term Loan B, 2.57%, due 9/29/14	216
		1,293
Retailers (except food & drug) (1.6%)
399	Bass Pro Group LLC, Term Loan B, 5.00% - 5.75%, due 4/9/15	398
250	Michaels Stores, Inc., Term Loan B2, 4.94% - 5.06%, due 7/31/16	239
227	ServiceMaster Co., Term Loan B, due 7/24/14	210	¢
23	ServiceMaster Co., Term Loan DD, due 7/24/14	21	¢
		868
Surface Transport (0.9%)
8	Hertz Corp., Term Loan, 0.34%, due 12/21/12	7
492	Hertz Corp., Term Loan B, 2.08% - 2.10%, due 12/21/12	476	¢
		483
Utilities (4.4%)
231	Dynegy Holdings, Inc., Term Loan, 4.07%, due 4/2/13	216
19	Dynegy Holdings, Inc., Term Loan B, 4.07%, due 4/2/13	17
250	FirstLight Power Resources, Term Loan, 5.06%, due 5/1/14	223
204	Great Point Power, Term Loan DD, 5.50%, due 6/4/17	202
667	New Development Holdings LLC, Term Loan, 7.00%, due 6/8/17	673
742	Texas Competitive Electric Holdings Co. LLC, Term Loan DD, 3.85% - 4.03%, due 10/10/14	572
500	TPF Generation Holdings LLC, Term Loan, 4.78%, due 12/15/14	446
		2,349
	Total Bank Loan Obligations (Cost $44,298)	44,289

Corporate Debt Securities (13.6%)
Airliner (1.9%)
240	Continental Airlines, Inc., Pass-Through Certificates, Ser. 2009-1, Class A, 9.00%, due 7/8/16	261
150	Delta Air Lines, Inc., Pass-Through Certificates, Ser. 2001-1, Class B, 7.71%, due 9/18/11	154	ØØ
150	Delta Air Lines, Inc., Senior Secured Notes, 9.50%, due 9/15/14	162	ñ
45	United Airlines, Inc., Senior Secured Notes, 9.88%, due 8/1/13	48	ñØØ
326	United Airlines, Inc., Pass-Through Certificates, Ser. 2009-1, 10.40%, due 11/1/16	356	ØØ
		981
Auto Loans (1.5%)
250	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.00%, due 12/15/16	267
230	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 6.63%, due 8/15/17	228	Ø
250	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.13%, due 1/15/20	268
		763
Banking (0.9%)
500	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/16	476	ØØ
Cable & Satellite Television (0.7%)
365	Virgin Media Secured Finance PLC, Senior Secured Notes, 6.50%, due 1/15/18	378	ñØØ
Electric - Generation (2.3%)
300	Calpine Corp., Senior Secured Notes, 7.25%, due 10/15/17	299	ñ
400	Dynegy-Roseton Danskammer, Pass-Through Certificates, Ser. B, 7.67%, due 11/8/16	370	ØØ
230	Energy Future Holdings Corp., Senior Secured Notes, 10.00%, due 1/15/20	231	ñØØ
350	Homer City Funding LLC, Senior Secured Notes, 8.14%, due 10/1/19	331	ØØ
		1,231
Electronics (0.2%)
100	Freescale Semiconductor, Inc., Senior Secured Notes, 10.13%, due 3/15/18	107	ñ
Gaming (0.1%)
60	MGM Mirage, Inc., Senior Secured Notes, 9.00%, due 3/15/20	63	ñØØ
Gas Distribution (0.8%)
500	Sabine Pass LNG L.P., Senior Secured Notes, 7.50%, due 11/30/16	435	ØØ
Health Care (1.1%)
250	HCA, Inc., Senior Secured Notes, 8.50%, due 4/15/19	276
300	HCA, Inc., Senior Secured Notes, 7.25%, due 9/15/20	317
		593
Health Facilities (0.5%)
250	DaVita, Inc., Guaranteed Notes, 7.25%, due 3/15/15	257
Industrial Equipment (0.7%)
350	RSC Equipment Rental, Inc., Senior Secured Notes, 10.00%, due 7/15/17	388	ñ
Telecom - Integrated/Services (2.2%)
300	Intelsat Subsidiary Holdings Co. Ltd., Guaranteed Notes, Ser. B, 8.88%, due 1/15/15	310	ñØØ
315	PAETEC Holding Corp., Senior Secured Notes, 8.88%, due 6/30/17	326
500	Valor Telecommunications Enterprises Finance Corp., Guaranteed Notes, 7.75%, due 2/15/15	519	ØØ
		1,155
Telecom - Wireless (0.7%)
350	Cricket Communications, Inc., Senior Secured Notes, 7.75%, due 5/15/16	362	ØØ
	Total Corporate Debt Securities (Cost $7,064)	7,189

NUMBER OF SHARES

Short-Term Investments (9.6%)
788,074	State Street Institutional Government Money Market Fund Institutional Class	788
4,275,692	State Street Institutional Liquid Reserves Fund Institutional Class	4,276	ØØ

	Total Short-Term Investments (Cost $5,064)	5,064

	Total Investments (106.9%) (Cost $56,426)	56,542	##

	Liabilities, less cash, receivables and other assets [(6.9%)]	(3,664)

	Total Net Assets (100.0%)	$52,878

See Notes to Schedule of Investments

JULY 31, 2010

Schedule of Investments Neuberger Berman High Income Bond Fund
(UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)
Bank Loan Obligationsµ (0.2%)
Industrial Equipment (0.2%)
1,620	Rental Services Corp., Second Lien Term Loan, 4.03%, due 11/30/13 (Cost $1,535)	1,528	¢
Corporate Debt Securities (95.9%)
Aerospace/Defense (0.4%)
2,200	BE Aerospace, Inc., Senior Unsecured Notes, 8.50%, due 7/1/18	2,393
Airlines (1.7%)
2,460	Delta Air Lines, Inc., Senior Secured Notes, 9.50%, due 9/15/14	2,663	ñ
6,220	United Airlines, Inc., Pass-Through Certificates, Ser. 2009-2, Class A, 9.75%, due 1/15/17	6,725
1,833	United Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 6.64%, due 7/2/22	1,732
		11,120
Auto Loans (2.7%)
3,365	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 7.00%, due 10/1/13	3,503
2,750	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.00%, due 12/15/16	2,935
2,875	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 6.63%, due 8/15/17	2,854	Ø
7,975	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.13%, due 1/15/20	8,530
		17,822
Automakers (1.4%)
1,600	Ford Holdings, Inc., Guaranteed Notes, 9.30%, due 3/1/30	1,672
3,098	Ford Motor Co., Senior Unsecured Notes, 9.98%, due 2/15/47	3,284	ØØ
3,700	Navistar Int'l Corp., Guaranteed Notes, 8.25%, due 11/1/21	3,913
		8,869
Banking (6.6%)
5,055	Ally Financial, Inc., Notes, 6.88%, due 8/28/12	5,169
3,585	Ally Financial, Inc., Subordinated Notes, 8.00%, due 12/31/18	3,464
9,630	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 11/1/31	9,401
5,305	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/13	5,252
5,288	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/16	5,037
15,053	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/17	14,187
		42,510
Beverage (0.7%)
4,410	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 9/1/16	4,597
Building & Construction (0.3%)
1,805	Meritage Homes Corp., Guaranteed Notes, 7.15%, due 4/15/20	1,643
Building Materials (1.3%)
1,960	Masco Corp., Senior Unsecured Notes, 7.13%, due 3/15/20	1,996
4,140	Ply Gem Industries, Inc., Senior Secured Notes, 11.75%, due 6/15/13	4,399
2,260	USG Corp., Guaranteed Notes, 9.75%, due 8/1/14	2,361	ñ
		8,756
Chemicals (2.8%)
3,465	Ashland, Inc., Guaranteed Notes, 9.13%, due 6/1/17	3,937
1,495	CF Industries, Inc., Guaranteed Notes, 6.88%, due 5/1/18	1,570
775	CF Industries, Inc., Guaranteed Notes, 7.13%, due 5/1/20	828
6,230	LBI Escrow Corp., Senior Secured Notes, 8.00%, due 11/1/17	6,549	ñ
3,596	Momentive Performance Materials, Inc., Guaranteed Notes, 12.50%, due 6/15/14	4,071
1,400	Momentive Performance Materials, Inc., Guaranteed Notes, 11.50%, due 12/1/16	1,302	È
		18,257
Consumer/Commercial/Lease Financing (2.8%)
8,465	American General Finance Corp., Senior Unsecured Medium-Term Notes, Ser. I, 5.85%, due 6/1/13	7,883
2,485	American General Finance Corp., Senior Unsecured Medium-Term Notes, Ser. J, 6.90%, due 12/15/17	2,118
2,275	Int'l Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. R, 5.30%, due 5/1/12	2,207
1,850	Int'l Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. Q, 5.25%, due 1/10/13	1,758
4,275	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 9/15/15	4,350	ñ
		18,316
Department Stores (0.5%)
1,090	Macy's Retail Holdings, Inc., Guaranteed Unsecured Notes, 7.00%, due 2/15/28	1,068
2,305	Macy's Retail Holdings, Inc., Guaranteed Senior Notes, 6.90%, due 4/1/29	2,276
		3,344
Diversified Capital Goods (0.3%)
1,745	RBS Global & Rexnord Corp., Guaranteed Notes, 8.50%, due 5/1/18	1,762	ñ
Electric - Generation (5.7%)
4,510	Calpine Corp., Senior Secured Notes, 7.25%, due 10/15/17	4,499	ñ
10,600	Dynegy Holdings, Inc., Senior Unsecured Notes, 7.75%, due 6/1/19	7,420
2,550	Dynegy-Roseton Danskammer, Pass-Through Certificates, Ser. B, 7.67%, due 11/8/16	2,359
955	Edison Mission Energy, Senior Unsecured Notes, 7.00%, due 5/15/17	649
1,395	Edison Mission Energy, Senior Unsecured Notes, 7.20%, due 5/15/19	942
6,193	Edison Mission Energy, Senior Unsecured Notes, 7.63%, due 5/15/27	3,902
6,550	Energy Future Holdings Corp., Guaranteed Notes, 10.88%, due 11/1/17	4,585
4,392	Energy Future Holdings Corp., Guaranteed Notes, 11.25%, due 11/1/17	2,855
3,500	NRG Energy, Inc., Guaranteed Notes, 7.25%, due 2/1/14	3,587
3,545	NRG Energy, Inc., Guaranteed Notes, 7.38%, due 1/15/17	3,589
2,670	RRI Energy, Inc., Senior Unsecured Notes, 7.63%, due 6/15/14	2,683	È
		37,070
Electric - Integrated (0.3%)
1,690	IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16	1,775	ñ
Electronics (2.6%)
2,375	Advanced Micro Devices, Inc., Senior Unsecured Notes, 8.13%, due 12/15/17	2,494
1,135	Advanced Micro Devices, Inc., Senior Unsecured Notes, 7.75%, due 8/1/20	1,146	ñØ
5,715	Flextronics Int'l Ltd., Senior Subordinated Notes, 6.25%, due 11/15/14	5,801
4,125	Freescale Semiconductor, Inc., Senior Secured Notes, 9.25%, due 4/15/18	4,259	ñ
2,995	NXP BV Funding LLC, Senior Secured Notes, 9.75%, due 8/1/18	3,152	ñ
		16,852
Energy - Exploration & Production (4.8%)
9,925	ATP Oil & Gas Corp., Senior Secured Notes, 11.88%, due 5/1/15	7,344	ñ
560	Chesapeake Energy Corp., Guaranteed Notes, 7.63%, due 7/15/13	601
7,290	Chesapeake Energy Corp., Guaranteed Notes, 9.50%, due 2/15/15	8,183
1,845	Cimarex Energy Co., Guaranteed Notes, 7.13%, due 5/1/17	1,919
2,296	Denbury Resources, Inc., Guaranteed Notes, 8.25%, due 2/15/20	2,451
2,625	Forest Oil Corp., Guaranteed Notes, 8.50%, due 2/15/14	2,815
1,925	Linn Energy LLC, Senior Unsecured Notes, 8.63%, due 4/15/20	2,045	ñ
1,965	Newfield Exploration Co., Senior Subordinated Notes, 6.63%, due 4/15/16	2,046
2,320	Pioneer Natural Resources Co., Guaranteed Senior Notes, 5.88%, due 7/15/16	2,370
1,180	Quicksilver Resources, Inc., Guaranteed Notes, 11.75%, due 1/1/16	1,369
250	SandRidge Energy, Inc., Guaranteed Notes, 8.00%, due 6/1/18	250	ñ
		31,393
Food & Drug Retailers (1.4%)
3,370	Rite Aid Corp., Senior Secured Notes, 9.75%, due 6/12/16	3,627
4,495	Rite Aid Corp., Senior Secured Notes, 10.38%, due 7/15/16	4,647
730	SUPERVALU, Inc., Senior Unsecured Notes, 8.00%, due 5/1/16	735
		9,009
Food - Wholesale (0.6%)
1,195	Del Monte Corp., Guaranteed Notes, 7.50%, due 10/15/19	1,259
2,760	Michael Foods, Inc., Senior Notes, 9.75%, due 7/15/18	2,898	ñ
		4,157
Forestry/Paper (1.2%)
1,880	Georgia-Pacific LLC, Guaranteed Notes, 7.00%, due 1/15/15	1,953	ñ
2,080	Georgia-Pacific LLC, Guaranteed Notes, 8.25%, due 5/1/16	2,257	ñ
3,420	PE Paper Escrow GmbH, Senior Secured Notes, 12.00%, due 8/1/14	3,847	ñ
		8,057
Gaming (4.1%)
4,940	FireKeepers Development Authority, Senior Secured Notes, 13.88%, due 5/15/15	5,780	ñ
2,950	Harrah's Operating Co., Inc., Guaranteed Notes, 5.63%, due 6/1/15	2,043	È
3,485	Harrah's Operating Co., Inc., Guaranteed Notes, 10.75%, due 2/1/16	2,927	È
3,160	MGM Mirage, Inc., Senior Secured Notes, 11.13%, due 11/15/17	3,587
1,970	MGM Mirage, Inc., Senior Secured Notes, 9.00%, due 3/15/20	2,069	ñ
2,505	Peninsula Gaming LLC, Senior Secured Notes, 8.38%, due 8/15/15	2,605
1,180	Peninsula Gaming LLC, Guaranteed Notes, 10.75%, due 8/15/17	1,227
4,345	Pokagon Gaming Authority, Senior Notes, 10.38%, due 6/15/14	4,524	ñ
1,620	San Pasqual Casino Development Group, Inc., Notes, 8.00%, due 9/15/13	1,571	ñ
		26,333
Gas Distribution (6.6%)
2,615	AmeriGas Partners L.P., Senior Unsecured Notes, 7.13%, due 5/20/16	2,706
2,435	El Paso Corp., Senior Unsecured Medium-Term Notes, 8.25%, due 2/15/16	2,648
2,450	El Paso Corp., Senior Unsecured Notes, 7.00%, due 6/15/17	2,564
5,035	El Paso Energy Corp., Global Medium-Term Notes, 7.80%, due 8/1/31	5,047	ØØ
2,305	Ferrellgas L.P., Senior Unsecured Notes, 6.75%, due 5/1/14	2,311
2,880	Ferrellgas L.P., Senior Unsecured Notes, 9.13%, due 10/1/17	3,081
2,825	Ferrellgas Partners L.P., Senior Unsecured Notes, 6.75%, due 5/1/14	2,832
775	Ferrellgas Partners L.P., Senior Unsecured Notes, 8.63%, due 6/15/20	810
2,580	Inergy L.P., Guaranteed Notes, 8.25%, due 3/1/16	2,709
2,200	Kinder Morgan Finance Co., Guaranteed Notes, 5.70%, due 1/5/16	2,194
1,905	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 6.88%, due 11/1/14	1,910
4,140	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 8.75%, due 4/15/18	4,456
10,995	Sabine Pass LNG L.P., Senior Secured Notes, 7.50%, due 11/30/16	9,566
		42,834
Health Care (3.3%)
1,345	Columbia Healthcare Corp., Senior Unsecured Notes, 7.50%, due 12/15/23	1,257
1,985	Columbia/HCA Corp., Senior Unsecured Notes, 7.69%, due 6/15/25	1,846
1,370	Columbia/HCA Corp., Senior Unsecured Notes, 7.05%, due 12/1/27	1,192
8,810	HCA, Inc., Secured Notes, 9.25%, due 11/15/16	9,515
1,805	HCA, Inc., Secured Notes, 9.63%, due 11/15/16	1,949
4,910	HCA, Inc., Senior Secured Notes, 8.50%, due 4/15/19	5,426
		21,185
Health Facilities (2.3%)
2,360	DaVita, Inc., Guaranteed Notes, 7.25%, due 3/15/15	2,422
2,635	Health Management Associates, Inc., Senior Secured Notes, 6.13%, due 4/15/16	2,576
3,390	National MENTOR Holdings, Inc., Guaranteed Notes, 11.25%, due 7/1/14	3,356
2,290	Tenet Healthcare Corp., Senior Secured Notes, 8.88%, due 7/1/19	2,519	ñ
3,780	US Oncology, Inc., Senior Secured Notes, 9.13%, due 8/15/17	4,002
		14,875
Health Services (2.1%)
1,480	Omnicare, Inc., Guaranteed Notes, 6.88%, due 12/15/15	1,539
2,595	Omnicare, Inc., Guaranteed Notes, 7.75%, due 6/1/20	2,764
1,350	Service Corp. Int'l, Senior Unsecured Notes, 7.38%, due 10/1/14	1,407
700	Service Corp. Int'l, Senior Unsecured Notes, 6.75%, due 4/1/15	709
615	Service Corp. Int'l, Senior Unsecured Notes, 6.75%, due 4/1/16	621
1,715	Service Corp. Int'l, Senior Unsecured Notes, 7.00%, due 6/15/17	1,741
2,120	Service Corp. Int'l, Senior Unsecured Notes, 7.63%, due 10/1/18	2,215
2,965	Service Corp. Int'l, Senior Unsecured Notes, 7.50%, due 4/1/27	2,676
		13,672
Hotels (0.9%)
1,780	Host Hotels & Resorts L.P., Guaranteed Notes, 6.88%, due 11/1/14	1,811
1,095	Host Hotels & Resorts L.P., Guaranteed Notes, Ser. O, 6.38%, due 3/15/15	1,103
2,720	Host Hotels & Resorts L.P., Guaranteed Notes, Ser. Q, 6.75%, due 6/1/16	2,761
		5,675
Investments & Misc. Financial Services (0.7%)
4,560	Icahn Enterprises L.P., Guaranteed Notes, 7.75%, due 1/15/16	4,571
Leisure (0.4%)
2,235	Cedar Fair L.P., Guaranteed Notes, 9.13%, due 8/1/18	2,274	ñ
Machinery (0.9%)
5,535	Case New Holland, Inc., Senior Notes, 7.88%, due 12/1/17	5,798	ñ
Media - Broadcast (2.9%)
3,040	Clear Channel Communications, Inc., Senior Unsecured Notes, 5.75%, due 1/15/13	2,447
3,030	LIN Television Corp., Guaranteed Notes, Ser. B, 6.50%, due 5/15/13	2,954
2,310	Sirius XM Radio, Inc., Guaranteed Notes, 8.75%, due 4/1/15	2,380	ñÈ
5,313	Umbrella Acquisition, Inc., Guaranteed Notes, 9.75%, due 3/15/15	4,802	ñ
4,795	XM Satellite Radio, Inc., Senior Secured Notes, 11.25%, due 6/15/13	5,215	ñ
945	XM Satellite Radio, Inc., Guaranteed Notes, 13.00%, due 8/1/13	1,070	ñ
		18,868
Media - Cable (5.7%)
6,405	Cequel Communications Holdings I LLC, Senior Unsecured Notes, 8.63%, due 11/15/17	6,533	ñ
3,265	CSC Holdings, Inc., Senior Unsecured Notes, 8.50%, due 6/15/15	3,514
1,760	DISH DBS Corp., Guaranteed Notes, 7.88%, due 9/1/19	1,870
5,685	EchoStar DBS Corp., Guaranteed Notes, 7.00%, due 10/1/13	5,912
7,340	EchoStar DBS Corp., Guaranteed Notes, 6.63%, due 10/1/14	7,505
3,300	Videotron Ltee, Guaranteed Senior Unsecured Notes, 6.88%, due 1/15/14	3,358
2,140	Videotron Ltee, Guaranteed Notes, 9.13%, due 4/15/18	2,397
1,655	Virgin Media Finance PLC, Guaranteed Notes, 9.13%, due 8/15/16	1,779
3,430	Virgin Media Finance PLC, Guaranteed Notes, Ser. 1, 9.50%, due 8/15/16	3,859
		36,727
Media - Services (1.4%)
1,935	Nielsen Finance LLC, Guaranteed Notes, 11.50%, due 5/1/16	2,172
3,385	The Interpublic Group of Cos., Inc., Senior Unsecured Notes, 10.00%, due 7/15/17	3,927
2,730	WMG Acquisition Corp., Senior Secured Notes, 9.50%, due 6/15/16	2,969
		9,068
Medical Products (0.2%)
1,475	Boston Scientific Corp., Senior Unsecured Notes, 6.00%, due 1/15/20	1,528
Metals/Mining Excluding Steel (1.4%)
4,785	Arch Coal, Inc., Guaranteed Notes, 8.75%, due 8/1/16	5,132	ñ
2,545	Arch Western Finance LLC, Guaranteed Notes, 6.75%, due 7/1/13	2,558
1,525	Peabody Energy Corp., Guaranteed Notes, 7.38%, due 11/1/16	1,662
		9,352
Multi - Line Insurance (0.4%)
3,035	American Int'l Group, Inc., Junior Subordinated Debentures, 8.18%, due 5/15/58	2,625	µ
Packaging (1.1%)
2,860	Ball Corp., Guaranteed Notes, 7.13%, due 9/1/16	3,074
1,295	Ball Corp., Guaranteed Notes, 6.63%, due 3/15/18	1,337
640	Crown Americas LLC, Guaranteed Notes, 7.75%, due 11/15/15	672
1,225	Crown Americas LLC, Guaranteed Notes, 7.63%, due 5/15/17	1,298	ñ
770	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 7.38%, due 5/15/16	826
		7,207
Printing & Publishing (1.5%)
3,545	Cengage Learning Acquisitions, Inc., Senior Notes, 10.50%, due 1/15/15	3,430	ñ
2,985	Gannett Co., Inc., Guaranteed Notes, 8.75%, due 11/15/14	3,194	ñ
2,835	Gannett Co., Inc., Guaranteed Notes, 9.38%, due 11/15/17	3,076	ñ
		9,700
REITs (1.4%)
680	Ventas Realty L.P., Guaranteed Notes, 6.50%, due 6/1/16	700
7,170	Ventas Realty L.P., Guaranteed Notes, Ser. 1, 6.50%, due 6/1/16	7,369
965	Ventas Realty L.P., Guaranteed Notes, 6.75%, due 4/1/17	994
		9,063
Restaurants (0.2%)
1,075	OSI Restaurant Partners, Inc., Guaranteed Notes, 10.00%, due 6/15/15	1,045	È
Software/Services (3.6%)
870	Ceridian Corp., Guaranteed Notes, 11.25%, due 11/15/15	824
6,290	Ceridian Corp., Guaranteed Notes, 12.25%, due 11/15/15	5,975
2,340	Fidelity National Information Services, Inc., Guaranteed Notes, 7.63%, due 7/15/17	2,434	ñ
1,000	Fidelity National Information Services, Inc., Guaranteed Notes, 7.88%, due 7/15/20	1,045	ñ
2,190	Lender Processing Services, Inc., Guaranteed Notes, 8.13%, due 7/1/16	2,321
1,194	SunGard Data Systems, Inc., Guaranteed Notes, 9.13%, due 8/15/13	1,221
2,070	SunGard Data Systems, Inc., Guaranteed Notes, 10.63%, due 5/15/15	2,293
6,665	SunGard Data Systems, Inc., Guaranteed Notes, 10.25%, due 8/15/15	6,998
		23,111
Specialty Retail (0.6%)
3,500	Toys "R" Us Property Co. I LLC, Guaranteed Notes, 10.75%, due 7/15/17	3,951
Steel Producers/Products (1.4%)
1,070	Steel Dynamics, Inc., Guaranteed Notes, 6.75%, due 4/1/15	1,086
2,130	Steel Dynamics, Inc., Guaranteed Notes, 7.75%, due 4/15/16	2,215
3,720	Tube City IMS Corp., Guaranteed Notes, 9.75%, due 2/1/15	3,725
2,145	United States Steel Corp., Senior Unsecured Notes, 6.65%, due 6/1/37	1,829
		8,855
Support - Services (1.6%)
1,860	Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%, due 2/1/15	1,767	ñ
2,090	RSC Equipment Rental, Inc., Senior Unsecured Notes, 9.50%, due 12/1/14	2,147
1,015	RSC Equipment Rental, Inc., Guaranteed Notes, 10.25%, due 11/15/19	1,038	ñ
2,415	United Rentals N.A., Inc., Guaranteed Notes, 7.00%, due 2/15/14	2,397	È
2,915	United Rentals N.A., Inc., Guaranteed Notes, 10.88%, due 6/15/16	3,221
		10,570
Telecom - Integrated/Services (9.9%)
11,295	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	11,577
1,915	Dycom Investments, Inc., Guaranteed Notes, 8.13%, due 10/15/15	1,908
1,370	Frontier Communications Corp., Senior Unsecured Notes, 8.25%, due 4/15/17	1,463	ñ
4,110	GCI, Inc., Senior Unsecured Notes, 8.63%, due 11/15/19	4,254
5,355	Integra Telecom Holdings, Inc., Senior Secured Notes, 10.75%, due 4/15/16	5,382	ñ
8,623	Intelsat Bermuda Ltd., Guaranteed Notes, 11.50%, due 2/4/17	9,141
1,655	Intelsat Jackson Holdings Ltd., Guaranteed Notes, 8.50%, due 11/1/19	1,750	ñ
395	Intelsat Subsidiary Holdings Co. Ltd., Guaranteed Notes, 8.88%, due 1/15/15	410
2,405	Intelsat Subsidiary Holdings Co. Ltd., Guaranteed Notes, Ser. B, 8.88%, due 1/15/15	2,483	ñ
2,725	Level 3 Financing, Inc., Guaranteed Notes, 8.75%, due 2/15/17	2,418
3,310	Level 3 Financing, Inc., Guaranteed Notes, 10.00%, due 2/1/18	3,016
3,370	PAETEC Holding Corp., Senior Secured Notes, 8.88%, due 6/30/17	3,484
5,220	Qwest Corp., Senior Unsecured Notes, 8.38%, due 5/1/16	5,938
655	Valor Telecommunications Enterprises Finance Corp., Guaranteed Notes, 7.75%, due 2/15/15	680
2,530	Windstream Corp., Guaranteed Notes, 8.13%, due 8/1/13	2,694
6,320	Windstream Corp., Guaranteed Notes, 8.63%, due 8/1/16	6,589
920	Windstream Corp., Guaranteed Notes, 7.00%, due 3/15/19	888
		64,075
Telecom - Wireless (3.2%)
4,775	Clearwire Communications LLC, Senior Secured Notes, 12.00%, due 12/1/15	4,990	ñ
4,425	Cricket Communications, Inc., Senior Secured Notes, 7.75%, due 5/15/16	4,580
4,530	MetroPCS Wireless, Inc., Guaranteed Notes, 9.25%, due 11/1/14	4,734
7,175	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	6,242
		20,546
Total Corporate Debt Securities (Cost $585,958)		621,210

NUMBER OF SHARES

Short-Term Investments (6.0%)
14,249,197	Neuberger Berman Securities Lending Quality Fund, LLC	14,534	‡
24,440,192	State Street Institutional Liquid Reserves Fund Institutional Class	24,440

	Total Short-Term Investments (Cost $39,022)	38,974

	Total Investments (102.1%) (Cost $624,281)	661,712

	Liabilities, less cash, receivables and other assets [(2.1%)]	(13,344)

	Total Net Assets (100.0%)	$648,368

See Notes to Schedule of Investments

JULY 31, 2010

Schedule of Investments Neuberger Berman Municipal Intermediate Bond Fund
(UNAUDITED)

PRINCIPAL AMOUNT	SECURITY@@	VALUE†
($000's omitted)		(000's omitted)
Municipal Debt Securities (99.4%)
Alaska (0.5%)
500	Anchorage G.O., Ser. 2008-A, 5.00%, due 8/1/20	567
Arizona (5.6%)
875	Northern Arizona Univ. Cert. of Participation (Research Infrastructure Proj.), Ser. 2005, (AMBAC Insured), 4.00%, due 9/1/14	933
2,000	Pima Co. Cert. of Participation, Ser. 2009, 4.00%, due 6/1/12	2,090
1,965	Pima Co. Cert. of Participation, Ser. 2010, 3.00%, due 6/1/13	2,034
1,550	Salt River Proj. Agricultural Imp. & Pwr. Dist. Elec. Sys. Ref. Rev., Ser. 2002-A, 5.25%, due 1/1/18	1,658
6,715
California (11.9%)
450	California Ind. G.O., Ser. 2009-B, 5.00%, due 7/1/20	511
1,000	California Pub. Works Board Lease Rev. Dept. of Mental Hlth. (Coalinga St. Hosp.), Ser. 2004-A, 5.50%, due 6/1/21	1,048
2,000	California St. G.O., Ser. 2010, 5.25%, due 3/1/30	2,041
225	California St. G.O. (Muni. Sec. Trust Receipts), Ser. 2001-SGA136, (XLCA Insured), 0.29%, due 12/1/30	225	µg
850	Folsom Spec. Tax Ref. (Comm. Facs. Dist. Number 2), Ser. 2010, 5.00%, due 12/1/19	899
1,000	Los Angeles Dept. of Wtr. & Pwr. Sys. Rev., Ser. 2009-B, 5.25%, due 7/1/23	1,134
1,000	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/24	1,050
905	San Diego Pub. Fac. Fin. Au. Lease Ref. Rev. (Ballpark), Ser. 2007-A, (AMBAC Insured), 5.25%, due 2/15/21	957
1,500	San Diego Pub. Facs. Fin. Au. Sr. Swr. Ref. Rev., Ser. 2009-B, 5.00%, due 5/15/21	1,700
630	San Francisco City & Co. Redev. Agcy. Lease Rev. Cap. Appreciation (George R. Moscone Convention Ctr.), Ser. 1992, 0.00%, due 7/1/12	615
1,500	San Jose Redev. Agcy. Tax Allocation, Ser. 2005-A, (National Public Finance Guarantee Corp. Insured), 5.00%, due 8/1/19	1,542
1,125	Santa Clara Co. East Side Union High Sch. Dist. G.O. (Election 2008), Ser. 2010-B, (Assured Guaranty Insured), 5.00%, due 8/1/23	1,206
1,300	Walnut Pub. Fin. Au. Tax Allocation Rev. (Walnut Imp. Proj.), Ser. 2002, (AMBAC Insured), 5.38%, due 9/1/22	1,330
14,258
Colorado (2.2%)
1,645	Colorado Wtr. Res. & Pwr. Dev. Au. Clean Wtr. Rev., Ser. 2010-A, 4.00%, due 9/1/25	1,713
1,000	El Paso Co. Sch. Dist. Number 020 G.O. Ref. (Cap. Appreciation), Ser. 2010, 0.00%, due 12/15/13	948
		2,661
District of Columbia (1.7%)
1,865	Dist. of Columbia Univ. Ref. Rev. (Georgetown Univ.), Ser. 2009-A, 5.00%, due 4/1/21	2,019	ß
Florida (2.5%)
1,255	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.), Ser. 2010, 5.00%, due 5/1/22	1,322	ß
1,580	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.), Ser. 2010, 5.00%, due 5/1/23	1,647	ß
2,969
Georgia (2.0%)
1,000	Gwinnett Co. Sch. Dist. G.O. Ref., Ser. 2010, 5.00%, due 2/1/25	1,202
1,000	Gwinnett Co. Sch. Dist. G.O. Ref., Ser. 2010, 5.00%, due 2/1/27	1,167
		2,369
Illinois (8.2%)
1,000	Chicago O'Hare Int'l Arpt. Gen. Arpt. Third Lien Ref. Rev., Ser. 2005-B, (National Public Finance Guarantee Corp. Insured), 5.25%, due 1/1/17	1,117
300	Chicago Sales Tax Ref. Rev., Ser. 2002, (LOC: JP Morgan Chase), 0.26%, due 1/1/34	300	µ
1,600	Cook Co. Sch. Dist. Number 144 G.O. (Ltd. Sch.), Ser. 2010-A, (AGM Insured), 5.25%, due 12/1/27	1,654
600	Illinois Fin. Au. Rev. (Univ. of Chicago), Ser. 2007, 5.00%, due 7/1/22	659	ß
1,650	Illinois St. (Build Illinois), Ser. 2010, 5.00%, due 6/15/17	1,856
2,000	Illinois St. G.O., Ser. 1997, (National Public Finance Guarantee Corp. Insured), 5.25%, due 7/1/22	2,005
1,000	Illinois St. G.O., Ser. 2001, (FGIC Insured), 5.38%, due 11/1/12 Pre-Refunded 11/1/11	1,063
1,060	Illinois St. G.O., Ser. 2007, (National Public Finance Guarantee Corp. Insured), 5.00%, due 4/1/20	1,122
9,776
Indiana (1.6%)
1,615	Indiana St. Fin. Au. Rev. (St. Revolving Fund Prog.), Ser. 2009-A1, 5.00%, due 2/1/21	1,874
Iowa (1.2%)
1,345	Iowa Fin. Au. Hlth. Care Fac. Rev. (Genesis Hlth. Sys.), Ser. 2010, 5.00%, due 7/1/13	1,475
Kansas (2.3%)
1,740	Kansas St. Dev. Fin. Au. Rev. (Dept. of Commerce Impact Prog.), Ser. 2009, 5.00%, due 6/1/16	1,987
750	Wichita Hosp. Rev. (Facs. Imp.), Ser. 2009-IIIA, 4.50%, due 11/15/12	796	ß
2,783
Massachusetts (5.8%)
2,000	Massachusetts Bay Trans. Au. Rev. (Assessment), Ser. 2006-A, 5.25%, due 7/1/30	2,317
1,000	Massachusetts Bay Trans. Au. Sr. Sales Tax Rev., Ser. 2005-B, (National Public Finance Guarantee Corp. Insured), 5.50%, due 7/1/24	1,229
1,000	Massachusetts Bay Trans. Au. Sr. Sales Tax Rev., Ser. 2006-A, 5.25%, due 7/1/34	1,149
1,225	Massachusetts St. HFA Hsg. Rev. (Single Family), Ser. 2009-144, 3.95%, due 6/1/18	1,255
500	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Berklee College of Music), Ser. 2007-A, 5.00%, due 10/1/15	574	ß
440	Massachusetts St. Turnpike Au. Western Turnpike Rev., Ser. 1997-A, (National Public Finance Guarantee Corp. Insured), 5.55%, due 1/1/17	441
6,965
Michigan (4.6%)
1,000	Kent Hosp. Fin. Au. Rev. (Spectrum Hlth. Sys.), Ser. 2008-A, 5.00%, due 1/15/47 Putable 1/15/12	1,049	µß
1,000	Michigan St. Hsg. Dev. Au., Ser. 2009-B, 3.10%, due 6/1/11	1,006
1,000	Michigan St. Trunk Line Ref. Rev., Ser. 2009, 5.00%, due 11/1/19	1,146
2,160	Saginaw Valley St. Univ. Rev., Ser. 2010-A, 5.00%, due 7/1/13	2,369
		5,570
Minnesota (2.3%)
1,500	Becker PCR (No. St. Pwr. Co.), Ser. 1992-A, 8.50%, due 3/1/19	1,717	ß
1,000	Minnesota Agricultural & Econ. Dev. Board Rev. (Essential Hlth. Care), Ser. 2008-C1, (Assured Guaranty Insured), 5.00%, due 2/15/30	1,013	ß
2,730
Mississippi (1.7%)
1,045	Mississippi Dev. Bank Spec. Oblig. (Dept. Corrections), Ser. 2010-D, 5.00%, due 8/1/22	1,146
790	Mississippi St. G.O. Ref., Ser. 2003-A, 5.25%, due 11/1/20	952
2,098
Missouri (1.8%)
1,040	Missouri St. Dev. Fin. Board Infrastructure Facs. Ref. Rev. Wtr Sys., Ser. 2009-E, 4.00%, due 11/1/15	1,108
1,000	Missouri St. Hlth. & Ed. Fac. Au. Rev. (Children's Mercy Hosp.), Ser. 2009, 5.13%, due 5/15/24	1,046	ß
2,154
Nebraska (1.4%)
1,520	Omaha Pub. Fac. Corp. Lease Rev. (Baseball Stadium Proj.), Ser. 2009, 5.00%, due 6/1/22	1,724
Nevada (2.3%)
1,345	Clark Co. G.O. (Limited Tax Bond Bank), Ser. 2001, (National Public Finance Guarantee Corp. Insured), 5.50%, due 6/1/13	1,400
450	Las Vegas Convention & Visitors Au. Rev., Ser. 1999, (AMBAC Insured), 6.00%, due 7/1/11	452
750	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23	866
2,718
New Jersey (2.6%)
790	New Jersey St. Higher Ed. Assist. Au. Std. Loan Ref. Rev., Ser. 2010-1A, 4.75%, due 12/1/23	801
1,000	New Jersey St. Turnpike Au. Turnpike Rev., Ser. 2009-H, 5.00%, due 1/1/20	1,137
1,000	New Jersey Trans. Trust Fund Au. Trans. Sys. Rev., Ser. 2006-A, 5.25%, due 12/15/19	1,155
3,093
New Mexico (1.9%)
1,000	Albuquerque Muni. Sch. Dist. Number 012 (Sch. Bldg.) G.O., Ser. 2008-B, 4.50%, due 8/1/19	1,108
1,000	New Mexico Fin. Au. St. Trans. Rev. Sr. Lien, Ser. 2004-A, (National Public Finance Guarantee Corp. Insured), 5.25%, due 6/15/21	1,113
2,221
New York (13.7%)
400	Long Island Pwr. Au. Elec. Sys. Rev., Ser. 2006-F, (National Public Finance Guarantee Corp. Insured), 5.00%, due 5/1/19	445
2,000	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Rev., Ser. 2008-DD, 4.50%, due 6/15/38	1,997
1,925	New York City Transitional Fin. Au. Ref. Rev. (Future Tax Secured), Ser. 2002-A, 5.50%, due 11/1/26	2,032	µ
3,640	New York St. Dorm. Au. Rev., Ser. 2002-B, 5.25%, due 11/15/23 Putable 5/15/12	3,915	µ
1,500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mtge. United Hlth. Hosp.), Ser. 2009, (FHA Insured), 4.00%, due 8/1/14	1,627	ß
1,030	New York St. Env. Fac. Corp. Spec. Oblig. Rev. Ref. (Riverbank St. Park), Ser. 1996, (AMBAC Insured), 6.25%, due 4/1/12	1,093
2,000	New York St. Thruway Au. Gen. Rev. BANS, Ser. 2009, 4.00%, due 7/15/11	2,069
250	New York St. Urban Dev. Corp. Ref. Rev. (Correctional Facs.), Ser. 1994-A, (AGM Insured), 5.50%, due 1/1/14	265
750	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2009-A1, 5.00%, due 12/15/19	888
2,000	Port Au. New York & New Jersey Rev. (One Hundred Fifty-Third), Ser. 2008, 4.50%, due 7/15/27	2,106
16,437
North Carolina (0.9%)
650	North Carolina St. Cap. Imp. Ltd. Oblig. (Annual Appropriation), Ser. 2009-A, 5.00%, due 5/1/19	773
295	Western Carolina Univ. Research & Dev. Corp. Cert. of Participation (Western Carolina Univ. Std. Hsg.), Ser. 2008, (Assured Guaranty Insured), 5.25%, due 6/1/20	338	ß
1,111
Ohio (2.0%)
1,040	North Olmsted G.O., Ser. 1996, (AMBAC Insured), 6.20%, due 12/1/11	1,084
1,175	Univ. of Cincinnati Gen. Receipts, Ser. 2003-C, (National Public Finance Guarantee Corp. Insured), 5.00%, due 6/1/14	1,288
2,372
Oregon (2.0%)
1,000	Oregon St. Bond Bank Rev. Econ. & Comm. Dev. Dept., Ser. 2009-A, 5.00%, due 1/1/22	1,107
1,240	Oregon St. Hsg. & Comm. Svc. Dept. Mtge. Rev. (Single Family Mtge. Prog.), Ser. 2005-D, 4.40%, due 7/1/19	1,281
2,388
Pennsylvania (1.3%)
340	Pennsylvania St. Pub. Sch. Bldg. Au. College Rev. (Montgomery Co. Comm. College), Ser. 2008, (AGM Insured), 5.00%, due 5/1/21	385	ß
1,000	Souderton Area Sch. Dist. G.O., Ser. 2009, 5.00%, due 11/1/22	1,126
1,511
Puerto Rico (2.8%)
500	Puerto Rico Elec. Pwr. Au. Pwr. Rev., Ser. 2010-XX, 5.25%, due 7/1/35	504
1,745	Puerto Rico Elec. Pwr. Au. Pwr. Rev., Ser. 2010-XX, 5.25%, due 7/1/40	1,758
1,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Subser. 2009-A, 5.00%, due 8/1/39 Pre-Refunded 8/1/11	1,047	µ
3,309
Rhode Island (1.0%)
1,200	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.), Ser. 2010-A, 4.40%, due 12/1/19	1,214
South Carolina (0.1%)
200	Piedmont Muni. Pwr. Agcy. Elec. Rev. (Cap. Appreciation), Ser. 1988-A, (AMBAC Insured), 0.00%, due 1/1/13	168
Texas (8.4%)
1,000	Dallas Fort Worth Int'l Arpt. Ref. Rev., Ser. 2009-A, 5.00%, due 11/1/13	1,119
500	Dallas Fort Worth Int'l Arpt. Ref. Rev., Ser. 2009-A, 5.00%, due 11/1/24	529
750	Fort Bend Independent Sch. Dist. Ref. G.O. (Sch. Bldg.), Ser. 2008, (PSF Insured), 5.00%, due 8/15/21	865
1,000	Grapevine Combination Tax & Tax Increment Reinvestment Zone Rev. Cert. of Oblig. G.O., Ser. 2000, (National Public Finance Guarantee Corp. Insured), 5.63%, due 8/15/15	1,003
1,000	Harris Co. Cultural Ed. Fac. Fin. Corp. Ref. Rev. (Methodist Hosp. Sys.), Ser. 2009-B1, 5.00%, due 12/1/28 Putable 6/1/12	1,071	µß
500	Harris Co. Cultural Ed. Fac. Fin. Corp. Rev. (Methodist Hosp. Sys.), Ser. 2008-B, 5.25%, due 12/1/17	566	ß
825	Houston Ref. G.O. (Pub. Imp.), Ser. 2009-A, 4.00%, due 3/1/16	915
1,000	Houston Wtr. & Swr. Sys. Jr. Lien Ref. Rev., Ser. 2001-B, (National Public Finance Guarantee Corp. Insured), 5.50%, due 12/1/24	1,268
400	Keller Independent Sch. Dist. G.O. (Muni. Sec. Trust Receipts), Ser. 2000-SGA111, (PSF Insured), 0.29%, due 8/15/30	400	µg
450	Mesquite Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2009, 5.00%, due 8/15/17	523
590	Mesquite Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2009, 5.00%, due 8/15/18	689
70	Texas Muni. Pwr. Agcy. Sub. Lien Rev., Ser. 2004-A, (AMBAC Insured), 4.00%, due 9/1/13	70
1,000	Weatherford Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2002-A, (PSF Insured), 5.00%, due 2/1/12	1,070
10,088
Washington (1.8%)
2,000	Energy Northwest Elec. Ref. Rev. (Proj. Number 1), Ser. 2002-B, (National Public Finance Guarantee Corp. Insured), 6.00%, due 7/1/17	2,196
Wisconsin (1.3%)
500	Wisconsin St. G.O., Ser. 2002-C, (National Public Finance Guarantee Corp. Insured), 5.25%, due 5/1/14 Pre-Refunded 5/1/12	543
1,000	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Marquette Univ.), Ser. 1998, (National Public Finance Guarantee Corp. Insured), 5.25%, due 6/1/13	1,003	ß
	1,546

	Total Investments (99.4%) (Cost $116,092)	119,079	##

	Cash, receivables and other assets, less liabilities (0.6%)	711

	Total Net Assets (100.0%)	$119,790

See Notes to Schedule of Investments

JULY 31, 2010

Schedule of Investments Neuberger Berman Municipal Money Fund
(UNAUDITED)

PRINCIPAL AMOUNT	SECURITY @@	VALUE †
($000's omitted)		($000's omitted)
Municipal Notes (73.6%)
Alaska (1.0%)
2,000	Alaska St. Int'l. Arpt. Rev., Ser. 2001-R138, (AMBAC Insured), 0.35%, due 10/1/14 (8/5/10)	2,000	µvd
California (7.1%)
2,100	California St. G.O. (Muni. Sec. Trust Receipts), Ser. 2001-SGA135, (AMBAC Insured), 0.29%, due 12/1/30 (8/2/10)	2,100	ñµvg
3,300	Palomar Pomerado Hlth. G.O. (Floaters), Ser. 2007-2234, (National Public Finance Guarantee Corp. Insured), 0.33%, due 8/1/32 (8/5/10)	3,300	µvi
4,800	Sacramento Co. Sanitation Dist. Fin. Au. Rev. Muni. Sec. Trust Receipts, Ser. 2008-48A, (FGIC Insured), 0.28%, due 12/1/35 (8/5/10)	4,800	µvg
2,500	Sacramento Co. Sanitation Dist. Fin. Au. Rev. Muni. Sec. Trust Receipts, Ser. 2008-49A, (FGIC Insured), 0.28%, due 12/1/35 (8/5/10)	2,500	ñµvg
2,100	Union City Multi-Family Rev. (Floater), Ser. 2007-122G, (LOC: Goldman Sachs), 0.28%, due 12/15/26 (8/5/10)	2,100	µv
		14,800
Colorado (0.7%)
1,400	Colorado Ed. & Cultural Fac. Au. Rev. (Nat'l Jewish Federation), Ser. 2007-A10, (LOC: Bank of America), 0.28%, due 9/1/37 (8/2/10)	1,400	µvß
District of Columbia (1.2%)
2,575	District of Columbia Rev. (American Library Assoc.), Ser. 2005, (LOC: Bank of America), 0.27%, due 2/1/35 (8/5/10)	2,575	µvß
Florida (7.0%)
570	Alachua Co. Hlth. Fac. Au. Continuing Care Rev. (Oak Hammock Univ. Proj.), Ser. 2002-A, (LOC: Bank of Scotland), 0.31%, due 10/1/32 (8/2/10)	570	µvß
8,755	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2007-2013, (LOC: Branch Banking & Trust Co.), 0.30%, due 8/1/22 (8/5/10)	8,755	µv
5,000	Florida HFA (Woodlands Multi-Family Hsg.), (LOC: Northern Trust Co.), Ser. 1985-SS, 0.28%, due 12/1/17 (8/4/10)	5,000	µvß
300	Jacksonville IDR (Univ. Hlth. Science Ctr.), Ser. 1989, (LOC: Bank of America), 0.28%, due 7/1/19 (8/5/10)	300	µvß
		14,625
Illinois (9.0%)
6,842	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2008-5001, (LOC: Rabobank Int'l), 0.42%, due 6/1/20 (8/5/10)	6,842	ñµv
1,000	Chicago O'Hare Int'l Arpt. Rev. (Floaters), Ser. 2006-1284, (FGIC Insured), 0.35%, due 1/1/33 (8/5/10)	1,000	µvf
5,126	Cook Co. G.O. (Floater Cert.), Ser. 2001-458, (FGIC Insured), 0.29%, due 11/15/28 (8/5/10)	5,126	µvf
550	Illinois Dev. Fin. Au. Rev. (American Academy of Dermatology), Ser. 2001, (LOC: Bank One), 0.28%, due 4/1/21 (8/5/10)	550	µvß
5,270	JP Morgan Chase Putters/Drivers Trust Var. Sts. (Illinois Hsg. Dev.), Ser. 2010-3721, (LOC: JP Morgan Chase), 0.41%, due 2/1/33 (8/5/10)	5,270	ñµv
		18,788
Indiana (4.5%)
8,000	Indiana St. Fin. Au. Rev. (Lease Appropriation), Ser. 2005-A5, (LOC: The Bank of New York), 0.23%, due 2/1/35 (8/2/10)	8,000	µv
1,400	Indianapolis Econ. Dev. Rev. (Electrical Joint Apprenticeship Proj.), Ser. 2001, (LOC: PNC Bank), 0.29%, due 7/1/31 (8/5/10)	1,400	µvß
		9,400
Iowa (2.5%)
5,300	Iowa Higher Ed. Loan Au. Rev. (Private College Univ. of Dubuque), Ser. 2007, (LOC: Northern Trust Co.), 0.28%, due 4/1/35 (8/2/10)	5,300	µvß
Louisiana (0.6%)
1,140	Eclipse Funding Trust (Solar Eclipse), Ser. 2007-0059, (LOC: U.S. Bank), 0.27%, due 11/1/31 (8/2/10)	1,140	ñµv
Maryland (3.8%)
2,840	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2009-1037, (LOC: Branch Banking & Trust Co.), 0.37%, due 6/1/17 (8/5/10)	2,840	ñµv
4,275	Maryland St. Comm. Dev. Admin. Dept. Hsg. & Comm. Dev., Ser. 2005-C, (LOC: State Street Bank & Trust Co.), 0.28%, due 9/1/35 (8/5/10)	4,275	µv
920	Maryland St. Comm. Dev. Admin. Dept. Hsg. & Comm. Dev. (Putters), Ser. 2005-1206, (LOC: JP Morgan Chase), 0.38%, due 9/1/11 (8/5/10)	920	µv
		8,035
Massachusetts (4.1%)
3,571	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2008-5000, (LOC: Rabobank Int'l), 0.42%, due 10/1/28 (8/5/10)	3,571	ñµv
4,890	Massachusetts St. Dev. Fin. Agcy. Rev. (Assumption College), Ser. 2002-A, (LOC: Sovereign Bank), 0.48%, due 3/1/32 (8/4/10)	4,890	µvßa
		8,461
Michigan (1.7%)
3,500	Michigan St. Strategic Fund Ltd. Oblig. Rev. (Kalamazoo Christian Sch. Proj.), Ser. 2003, (LOC: PNC Bank), 0.29%, due 3/1/23 (8/5/10)	3,500	µvß
Missouri (2.3%)
4,900	Kansas City Ind. Dev. Au. IDR (Century Avenue Assoc.), Ser. 1988, (LOC: Bank of America), 1.10%, due 12/1/11 (8/2/10)	4,900	µvß
New York (6.1%)
2,990	Liberty Dev. Corp. Rev. (Floater), Ser. 2006-41TP, (LOC: Wells Fargo Bank), 0.28%, due 10/1/35 (8/5/10)	2,990	µv
2,900	Nassau Co. IDA Rev. (Floater), Ser. 2007-75G, (LOC: Goldman Sachs), 0.31%, due 12/1/33 (8/5/10)	2,900	µv
6,820	Oneida Co. IDA Rev. (Champion Home Builders Co.), Ser. 1999, (LOC: Wells Fargo Bank), 0.37%, due 6/1/29 (8/5/10)	6,820	µvß
		12,710
North Carolina (1.2%)
1,000	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2008-1027, (LOC: Branch Banking & Trust Co.), 0.34%, due 3/1/16 (8/5/10)	1,000	µv
1,600	Univ. of North Carolina Hosp. Chapel Hill Rev., Ser. 2001-B, (LOC: Landesbank Hessen-Thueringen Girozentrale), 0.28%, due 2/15/31 (8/2/10)	1,600	µvß
		2,600
Ohio (5.6%)
1,400	Franklin Co. Hlth. Care Fac. Rev., Ser.1999, (LOC: PNC Bank), 0.29%, due 11/1/19 (8/5/10)	1,400	µvß
3,185	Hamilton Co. Econ. Dev. Rev. (Cincinnati Symphony Orchestra), Ser. 2007, (LOC: PNC Bank), 0.29%, due 9/1/19 (8/5/10)	3,185	µvß
3,000	Ohio St. Air Quality Dev. Au. Rev. (Ohio Valley Elec. Corp.), Ser. 2009-A, (LOC: Bank of Nova Scotia), 0.24%, due 2/1/26 (8/5/10)	3,000	µvß
2,875	Summit Co. Port Au. Exempt Fac. Rev. (KB Compost Svcs., Inc.), Ser. 2006, (LOC: PNC Bank), 0.49%, due 4/1/21 (8/5/10)	2,875	µvß
1,255	Univ. of Toledo Gen. Receipts Bonds (Muni. Sec. Trust Receipts), Ser. 2001-SGA125, (FGIC Insured), 0.27%, due 6/1/30 (8/4/10)	1,255	µvg
		11,715
Pennsylvania (4.7%)
5,915	Delaware Co. Ind. Dev. Au. Rev., Ser. 2008, (BHAC Insured), 0.34%, due 5/1/32 (8/5/10)	5,915	ñµvd
4,000	RBC Muni. Prods., Inc. Trust Var. Sts. (Floaters) (Berks Co. Muni. Au.), Ser. 2008-C13, (LOC: Royal Bank of Canada), 0.28%, due 11/1/11 (8/5/10)	4,000	ñµv
		9,915
Puerto Rico (0.5%)
1,015	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2009, (LOC: Citibank, N.A.), 0.29%, due 12/1/47 (8/5/10)	1,015	ñµv
Tennessee (2.0%)
300	Franklin Co. Hlth. & Ed. Fac. Board Rev. (Univ. of the South Proj.), Ser. 1990, 0.30%, due 9/1/10 (8/2/10)	300	µvß
2,570	Shelby Co. Hlth. Ed. & Hsg. Fac. Board Multi-Family Hsg. Rev. (Flag Manor Apts. Proj.), Ser. 1995, (LOC: U.S. Bank), 0.35%, due 1/1/23 (8/5/10)	2,570	µv
1,290	Tennergy Corp. Gas Rev. (Stars Cert.), Ser. 2006-001, (LOC: BNP Paribas), 0.30%, due 5/1/16 (8/5/10)	1,290	µv
		4,160
Utah (4.2%)
5,865	Utah Trans. Au. Sales Tax Rev. (Putters), Ser. 2008-2943, (AGC-ICC MBIA Insured), 0.33%, due 6/15/13 (8/5/10)	5,865	µve
3,000	West Valley City IDR (Johnson Matthey, Inc. Proj.), Ser. 1987, (LOC: HSBC Bank N.A.), 0.28%, due 12/1/11 (8/2/10)	3,000	µvß
		8,865
Vermont (0.2%)
400	Winooski Spec. Oblig. Ref., Ser. 2006-A, (LOC: TD Bank N.A.), 0.28%, due 5/1/24 (8/2/10)	400	µ
Virginia (0.5%)
975	Virginia Commonwealth Univ. Hlth. Sys. Au. Rev., Ser. 2005-B, (AMBAC Insured), 0.29%, due 7/1/30 (8/2/10)	975	µvi
Washington (1.1%)
2,000	Univ. of Washington Univ. Rev. (Floaters), Ser. 2009-3005, (LOC: Morgan Stanley), 0.28%, due 6/1/37 (8/2/10)	2,000	ñµv
200	Washington St. Hsg. Fin. Commission Non-Profit Rev. (Tacoma Art Museum Proj.), Ser. 2002, (LOC: Northern Trust Co.), 0.28%, due 6/1/32 (8/2/10)	200	µvß
		2,200
West Virginia (0.7%)
1,545	Cabell Co. Bldg. Commission Rev. (Pressley Ridge Sch. Proj.), Ser. 2002, (LOC: PNC Bank), 0.29%, due 8/1/22 (8/5/10)	1,545	µvß
Wisconsin (1.3%)
1,900	Polk IDR (Cost of Wisconsin, Inc./Refractory Svc., Inc. Proj.), Ser. 2001, (LOC: JP Morgan Chase), 0.32%, due 12/1/22 (8/5/10)	1,900	µvß
721	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Floater), Ser. 2007-2187, (LOC: Morgan Stanley), 0.35%, due 8/15/34 (8/5/10)	721	µv
100	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Goodwill Ind. North Central Wisconsin, Inc.), Ser. 2005, (LOC: Wells Fargo Bank), 0.25%, due 11/1/25 (8/5/10)	100	µvß
		2,721

	Total Investments (73.6%)	153,745

	Cash, receivables and other assets, less liabilities (26.4%)	55,219

	Total Net Assets (100.0%)	$208,964

See Notes to Schedule of Investments

JULY 31, 2010

Schedule of Investments Neuberger Berman New York Municipal Money Fund
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE †
($000's omitted)	($000's omitted)
Municipal Notes (87.2%)
New York (76.7%)
980	Albany IDA Civic Fac. Rev. (Albany Med. Ctr. Hosp. Proj.), Ser. 2007-A, (LOC: Bank of America), 0.30%, due 5/1/27 (8/5/10)	980	µvß
5,375	Albany IDA Civic Fac. Rev. (Research Foundation of the St. Univ. of New York Proj.), Ser. 2002-A, 0.40%, due 7/1/32 (8/5/10)	5,375	µvß
2,600	Albany IDA Civic Fac. Rev. (The College of St. Rose), Ser. 2007-A, (National Public Finance Guarantee Corp. Insured), 0.26%, due 7/1/37 (8/2/10)	2,600	µvßb
6,450	Austin Trust Var. Sts., Ser. 2008-3508, (AGM Insured), 0.27%, due 4/1/20 (8/5/10)	6,450	µvb
10,345	Eclipse Funding Trust (Solar Eclipse-New York St. Dorm. Au.), Ser. 2006-0148, (LOC: U.S. Bank), 0.27%, due 7/1/14 (8/5/10)	10,345	µv
10,060	Forest City New Rochelle Rev. Cert. Trust Beneficial Owner (Washington-Lincoln LLC Proj.), Ser. 2003, (LOC: Wells Fargo Bank), 0.39%, due 6/1/11 (8/5/10)	10,060	µvß
9,585	Hempstead Town IDA Civic Fac. Rev. (Hebrew Academy), Ser. 2006, (LOC: Sovereign Bank), 0.26%, due 6/1/36 (8/5/10)	9,585	µvßa
2,000	JP Morgan Chase Trust Var. Sts. (Putters), Ser. 2009-3561, (LOC: JP Morgan Chase), 0.28%, due 6/15/17 (8/5/10)	2,000	ñµv
4,995	JP Morgan Chase Trust Var. Sts. G.O. (Putters), Ser. 2009-3601Z, (LOC: JP Morgan Chase), 0.28%, due 9/1/16 (8/5/10)	4,995	ñµv
1,080	Liberty Dev. Corp. Rev. (Floater), Ser. 2006-41TP, (LOC: Wells Fargo Bank), 0.28%, due 10/1/35 (8/5/10)	1,080	µv
5,000	Long Island Pwr. Au. Elec. Sys. Rev., Subser. 1998-2B, (LOC: Bayerische Landesbank), 0.30%, due 5/1/33 (8/2/10)	5,000	µv
2,365	Nassau Co. IDA Civic Fac. Rev. (North Shore Hebrew Academy Proj.), Ser. 2005, (LOC: Sovereign Bank), 0.48%, due 12/1/36 (8/5/10)	2,365	µvßa
9,600	Nassau Co. IDA Rev. (Floater), Ser. 2007-75G, (LOC: Goldman Sachs), 0.31%, due 12/1/33 (8/5/10)	9,600	µv
2,000	Nassau Co. Interim Fin. Au., Ser. 2008-D2, (LOC: BNP Paribas), 0.27%, due 11/15/15 (8/4/10)	2,000	µv
7,400	New York City Hsg. Dev. Corp. Multi-Family Mtge. Rev. (The Crest), Ser. 2005-A, (LOC: Landesbank Hessen-Thuringen Girozentrale), 0.28%, due 12/1/36 (8/4/10)	7,400	µvß
5,100	New York City Hsg. Dev. Corp. Rev. (Floaters), Ser. 2008-2899, (LOC: Morgan Stanley), 0.30%, due 7/1/25 (8/5/10)	5,100	µv
345	New York City IDA Civic Fac. Rev. (Brooklyn United Methodist Proj.), Ser. 2000, (LOC: TD Bank N.A.), 0.27%, due 7/1/22 (8/5/10)	345	µvß
200	New York City IDA Civic Fac. Rev. (United Jewish Appeal Federation), Ser. 2004-B, 0.26%, due 7/1/34 (8/4/10)	200	µvß
3,100	New York City Transitional Fin. Au. (NYC Recovery), Subser. 2002-3F, (LOC: Royal Bank of Canada), 0.26%, due 11/1/22 (8/2/10)	3,100	µv
100	New York City Transitional Fin. Au. Rev. (Future Tax Secured), Ser. 1998-A2, (LOC: Bank of Nova Scotia), 0.24%, due 11/15/27 (8/4/10)	100	µv
3,100	New York City Transitional Fin. Au. Rev. (Future Tax Secured), Ser. 2001-B, (LOC: Landesbank Baden-Wurttemberg), 0.26%, due 2/1/31 (8/2/10)	3,100	µv
200	New York City Trust for Cultural Res. Rev. (Alvin Ailey Dance Foundation), Ser. 2003, (LOC: Citibank, N.A.), 0.22%, due 7/1/33 (8/4/10)	200	µvß
2,850	New York G.O., Subser. 1993-A4, (LOC: Landesbank Baden-Wurttemberg), 0.31%, due 8/1/21 (8/2/10)	2,850	µv
200	New York G.O., Subser. 2003-A2, (LOC: Bank of America), 0.28%, due 8/1/31 (8/4/10)	200	µv
675	New York St. Dorm. Au. Rev. (Oxford Univ. Press, Inc.), Ser. 1996, (LOC: Landesbank Hessen-Thuringen Girozentrale), 0.29%, due 7/1/25 (8/4/10)	675	µvß
4,940	New York St. Dorm. Au. Rev. Non St. Supported Debt (Catholic Hlth. Sys.), Ser. 2008, (LOC: HSBC Bank N.A.), 0.26%, due 7/1/34 (8/5/10)	4,940	µvß
1,900	New York St. Dorm. Au. Rev. Non St. Supported Debt (Culinary Institute of America), Ser. 2006, (LOC: TD Bank N.A.), 0.25%, due 7/1/36 (8/5/10)	1,900	µvß
9,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (New York Law Sch.), Ser. 2009, (LOC: TD Bank N.A.), 0.23%, due 7/1/38 (8/5/10)	9,000	µvß
6,720	New York St. Dorm. Au. Rev. Non St. Supported Debt (Samaritan Med. Ctr.), Ser. 2009-B, (LOC: HSBC Bank N.A.), 0.23%, due 11/1/36 (8/5/10)	6,720	µvß
3,960	New York St. Dorm. Au. Rev. Non St. Supported Debt (Wagner College), Ser. 2009, (LOC: TD Bank N.A.), 0.22%, due 7/1/38 (8/4/10)	3,960	µvß
3,500	New York St. Dorm. Au. Rev. Secondary Issues, Ser. 2008, (BHAC Insured), 0.29%, due 7/1/16 (8/5/10)	3,500	µvd
3,850	New York St. Dorm. Au. Rev. Secondary Issues, Ser. 2008, (FHA Insured), 0.30%, due 8/15/11 (8/5/10)	3,850	ñµvd
1,000	New York St. Dorm. Au. Rev. Secondary Issues, Ser. 2008, (LOC: Citibank, N.A.), 0.28%, due 3/15/16 (8/5/10)	1,000	µv
4,500	New York St. Dorm. Au. Rev. St. Supported Debt (City Univ. Sys. Cons. Fifth Gen. Resolution), Ser. 2008-D, (LOC: TD Bank N.A.), 0.22%, due 7/1/31 (8/5/10)	4,500	µvß
6,800	New York St. HFA Rev. (600 West 42nd St.), Ser. 2009-A, (LOC: The Bank of New York Mellon), 0.28%, due 11/1/41 (8/4/10)	6,800	µv
7,700	New York St. Local Gov't Assist. Corp., Ser. 1995-E, (LOC: Landesbank Hessen-Thueringen Girozentrale), 0.28%, due 4/1/25 (8/4/10)	7,700	µv
4,500	New York St. Thruway Au. Gen. Rev. (Floaters), Ser. 2006-1427, (AGM Insured), 0.29%, due 1/1/26 (8/5/10)	4,500	ñµvf
7,740	New York St. Urban Dev. Corp. Rev., Ser. 2003-163, (FGIC/TCRS Insured), 0.28%, due 3/15/28 (8/5/10)	7,740	µvg
770	New York St. Urban Dev. Corp. Rev. (Putters), Ser. 2007-2283, (National Public Finance Guarantee Corp. Insured), 0.31%, due 9/15/15 (8/5/10)	770	µve
2,435	Oneida Co. IDA Civic Fac. Rev. (Mohawk Valley St. Luke's Hlth. Care), Ser. 2006-E, (LOC: Bank of America), 0.30%, due 6/1/31 (8/5/10)	2,435	µvß
620	Rockland Co. IDA Rev. (Shock-Tech, Inc. Proj.), Ser. 1998, (LOC: JP Morgan Chase), 0.41%, due 12/1/13 (8/4/10)	620	µvß
6,000	Sales Tax Asset Receivable Corp. (Floaters), Ser. 2008-2901, (LOC: Morgan Stanley), 0.30%, due 10/15/32 (8/5/10)	6,000	µv
3,080	Sales Tax Asset Receivable Corp. (Putters), Ser. 2004-599, (National Public Finance Guarantee Corp. Insured), 0.31%, due 10/15/12 (8/5/10)	3,080	µve
2,635	St. Lawrence Co. IDA Civic Fac. Rev. (United Helper's Independent Living Corp.), Ser. 1998, (LOC: NBT Bank N.A.), 0.30%, due 5/1/25 (8/4/10)	2,635	µvßh
3,830	Triborough Bridge & Tunnel Au. Rev. (Muni. Sec. Trust Receipts), Ser. 2008-A, (FGIC/TCRS Insured), 0.28%, due 1/1/32 (8/5/10)	3,830	µvg
4,150	Ulster Co. IDA Civic Fac. Rev. (Kingston Reg. Senior Living Corp.), Ser. 2007-C, (LOC: Sovereign Bank), 0.26%, due 9/15/37 (8/5/10)	4,150	µvßa
9,854	Westchester Co. IDA Rev. (Floater), Ser. 2007-103G, (LOC: Goldman Sachs), 0.31%, due 11/1/44 (8/5/10)	9,854	µv
		195,189
Puerto Rico (10.5%)
9,150	Austin Trust Var. Sts. Cert., Ser. 2008-355, (LOC: Bank of America), 0.39%, due 7/1/11 (8/5/10)	9,150	µv
4,500	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2007-2035, (Assured Guaranty Insured), 0.28%, due 7/1/30 (8/5/10)	4,500	µvc
1,000	Puerto Rico Commonwealth Hwy. & Trans. Au. Trans. Rev., Ser. 1998-A, (LOC: Scotiabank), 0.28%, due 7/1/28 (8/4/10)	1,000	µv
1,500	Puerto Rico Elec. Pwr. Au. Pwr. Rev. (Muni. Sec. Trust Receipts), Ser. 2008-A, (LOC: Societe Generale), 0.28%, due 7/1/32 (8/5/10)	1,500	µv
2,800	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2009, (LOC: Citibank, N.A.), 0.29%, due 12/1/47 (8/5/10)	2,800	ñµv
7,595	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2009, (LOC: Citibank, N.A.), 0.29%, due 12/1/47 (8/5/10)	7,595	ñµv
		26,545

	Total Investments (87.2%)	221,734

	Cash, receivables and other assets, less liabilities (12.8%)	32,650

	Total Net Assets (100.0%)	$254,384

See Notes to Schedule of Investments

JULY 31, 2010

Schedule of Investments Neuberger Berman Short Duration Bond Fund
(UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (37.5%)
7,050	U.S. Treasury Notes, 4.75%, due 3/31/11	7,259
6,700	U.S. Treasury Notes, 1.00%, due 9/30/11	6,749
8,155	U.S. Treasury Notes, 3.88%, due 10/31/12	8,764
3,000	U.S. Treasury Notes, 2.00%, due 11/30/13	3,103
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $25,673)	25,875
U.S. Government Agency Securities (3.8%)
1,325	Citigroup Funding, Inc., Guaranteed FDIC Floating Rate Medium-Term Notes, 0.83%, due 3/30/12	1,325	µ@
1,275	Wells Fargo & Co., Guaranteed FDIC Floating Rate Notes, 0.76%, due 6/25/12	1,283	µ@
	Total U.S. Government Agency Securities (Cost $2,600)	2,608
Mortgage-Backed Securities (30.5%)
Adjustable Alt-A Mixed Balance (2.4%)
816	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB3, Class 1A1A, 3.16%, due 5/20/36	543	µ
1,635	Residential Accredit Loans, Inc., Ser. 2005-QA10, Class A31, 5.45%, due 9/25/35	1,074	µØØ
		1,617
Adjustable Alt-B Mixed Balance (0.7%)
702	Lehman XS Trust, Floating Rate, Ser. 2005-1, Class 2A1, 1.83%, due 7/25/35	494	µ
Adjustable Conforming Balance (1.7%)
1,691	Adjustable Rate Mortgage Trust, Ser. 2005-10, Class 4A1, 4.39%, due 1/25/36	1,192	µ
Adjustable Jumbo Balance (3.6%)
1,638	GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1, 5.07%, due 4/19/36	1,243	µ
1,500	Wells Fargo Mortgage Backed Securities Trust, Ser. 2005-AR16, Class 4A2, 3.31%, due 10/25/35	1,252	µØØ
		2,495
Adjustable Mixed Balance (3.8%)
1,192	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 2.72%, due 5/25/34	1,057	µØØ
1,645	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 5.45%, due 11/25/35	1,416	µ
188	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.47%, due 6/19/34	122	µ
		2,595
Commercial Mortgage-Backed (9.9%)
1,500	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C2, Class A2, 5.45%, due 1/15/49	1,537
641	GE Capital Commercial Mortgage Corp., Ser. 2002-2A, Class A2, 4.97%, due 8/11/36	664	ØØ
1,188	GMAC Commercial Mortgage Securities, Inc., Ser. 2004-C3, Class AAB, 4.70%, due 12/10/41	1,248
1,350	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2002-CIB4, Class C, 6.45%, due 5/12/34	1,390
497	LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A1, 5.48%, due 3/15/32	501
1,500	LB-UBS Commercial Mortgage Trust, Ser. 2003-C1, Class C, 4.50%, due 12/15/36	1,525
		6,865
Mortgage-Backed Non-Agency (4.0%)
739	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	733	ñØØ
1,717	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	1,709	ñØØ
348	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	331	ñ
		2,773
Fannie Mae (1.3%)
810	Whole Loan, Ser. 2004-W8, Class PT, 10.77%, due 6/25/44	905	ØØ
Freddie Mac (3.1%)
8	ARM Certificates, 1.88%, due 1/1/17	8	µ
1,055	Pass-Through Certificates, 8.00%, due 11/1/26	1,217	ØØ
761	Pass-Through Certificates, 8.50%, due 10/1/30	892	ØØ
		2,117
Government National Mortgage Association (0.0%)
9	Pass-Through Certificates, 7.00%, due 4/15/11	10	ØØ
7	Pass-Through Certificates, 12.00%, due 12/15/12 & 3/15/14	8
		18
	Total Mortgage-Backed Securities (Cost $23,674)	21,071
Corporate Debt Securities (16.4%)
Banks (5.9%)
750	Bear Stearns Cos. LLC, Senior Unsecured Notes, 5.35%, due 2/1/12	796
325	Bear Stearns Cos. LLC, Senior Unsecured Medium-Term Notes, Ser. B, 6.95%, due 8/10/12	359
1,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 5.30%, due 2/14/12	1,049
770	Merrill Lynch & Co., Inc., Senior Unsecured Medium-Term Notes, Ser. C, 6.05%, due 8/15/12	824
1,000	Morgan Stanley, Senior Unsecured Medium-Term Notes, Ser. F, 5.75%, due 8/31/12	1,066
		4,094
Beverages (0.9%)
575	Anheuser-Busch Cos., Inc., Guaranteed Unsecured Notes, 4.95%, due 1/15/14	624
Diversified Financial Services (3.6%)
725	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. C, 5.88%, due 5/2/13	799
380	Caterpillar Financial Services Corp., Unsecured Medium-Term Notes, Ser. F, 4.70%, due 3/15/12	402
1,100	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, Ser. A, 4.25%, due 9/13/10	1,104
175	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, 5.00%, due 4/10/12	185
		2,490
Food (1.0%)
640	Kraft Foods, Inc., Senior Unsecured Notes, 6.25%, due 6/1/12	696
Media (1.8%)
600	Comcast Cable Communications LLC, Guaranteed Notes, 6.75%, due 1/30/11	617
600	Time Warner Cable, Inc., Guaranteed Notes, 5.40%, due 7/2/12	644
		1,261
Office/Business Equipment (0.7%)
450	Xerox Corp., Senior Unsecured Notes, 5.50%, due 5/15/12	479
Oil & Gas (0.7%)
425	XTO Energy, Inc., Senior Unsecured Notes, 5.90%, due 8/1/12	466
Telecommunications (1.8%)
560	Telecom Italia Capital SA, Guaranteed Notes, 5.25%, due 11/15/13	590
645	Telefonica Emisiones SAU, Guaranteed Notes, 2.58%, due 4/26/13	651
		1,241
	Total Corporate Debt Securities (Cost $11,184)	11,351
Asset-Backed Securities (6.4%)
753	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-ASP5, Class A2B, 0.46%, due 10/25/36	519	µØØ
400	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-OP1, Class A2C, 0.48%, due 4/25/36	249	µØØ
400	Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE9, Class 1A2, 0.48%, due 11/25/36	190	µ
554	Carrington Mortgage Loan Trust, Ser. 2006-OPT1, Class A3, 0.51%, due 2/25/36	479	µ
850	Carrington Mortgage Loan Trust, Ser. 2007-FRE1, Class A3, 0.59%, due 2/25/37	339	µ
474	Countrywide Asset-Backed Certificates Trust, Ser. 2006-3, Class 2A2, 0.51%, due 6/25/36	390	µ
285	Countrywide Asset-Backed Certificates Trust, Ser. 2006-5, Class 2A2, 0.51%, due 8/25/36	237	µ
509	Countrywide Asset-Backed Certificates Trust, Ser. 2006-6, Class 2A2, 0.51%, due 9/25/36	391	µ
162	Impac Secured Assets Corp., Ser. 2006-3, Class A4, 0.42%, due 11/25/36	145	µ
413	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 0.95%, due 7/13/46	0	µ#*
456	Residential Asset Mortgage Products, Inc., Ser. 2006-RS1, Class AI2, 0.56%, due 1/25/36	327	µ
322	Securitized Asset Backed Receivables LLC Trust, Ser. 2006-WM4, Class A2C, 0.49%, due 11/25/36	109	µ
1,100	Soundview Home Equity Loan Trust, Ser. 2006-OPT3, Class 2A3, 0.50%, due 6/25/36	828	µØØ
242	Structured Asset Investment Loan Trust, Ser. 2006-3, Class A4, 0.42%, due 6/25/36	236	µØØ
	Total Asset-Backed Securities (Cost $6,640)	4,439

NUMBER OF SHARES

Short-Term Investments (7.3%)
5,006,407	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $5,006)	5,006

	Total Investments (101.9%) (Cost $74,777)	70,350	##

	Liabilities, less cash, receivables and other assets [(1.9%)]	(1,345)	¢¢

	Total Net Assets (100.0%)	$69,005

See Notes to Schedule of Investments

JULY 31, 2010

Schedule of Investments Neuberger Berman Strategic Income Fund
(UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)
Bank Loan Obligationsµ (7.8%)
All Telecom (0.7%)
750	Cincinnati Bell, Inc., Term Loan B, due 6/11/17	738	¢
300	Level 3 Financing, Inc., Term Loan A, due 3/13/14	268	¢
500	NTELOS Holdings Corp., Term Loan, due 8/7/15	499	¢
500	Skype Technologies SA, Term Loan B, due 2/2/15	499	¢
		2,004
Business Equipment & Services (0.2%)
300	Advantage Sales & Marketing LLC, Term Loan, due 5/5/16	297	¢
300	Advantage Sales & Marketing LLC, Term Loan, due 5/5/17	296	¢
		593
Cable & Satellite Television (0.6%)
997	Charter Communications Operating LLC, Term Loan B2, due 3/6/14	1,015	¢
300	Mediacom Broadband LLC, Term Loan, due 10/23/17	282	¢
500	Mediacom Broadband LLC, Term Loan E, due 10/23/17	473	¢
		1,770
Chemicals & Plastics (0.1%)
300	PQ Corp., Term Loan B, due 7/30/14	272	¢
Clothing/Textiles (0.2%)
500	Phillips-Van Heusen Corp., Term Loan B, due 5/6/16	502	¢
Conglomerates (0.2%)
500	Diversey, Inc., Term Loan B, due 11/24/15	498	¢
Electric - Generation (0.4%)
800	Texas Competitive Electric Holdings Co. LLC, Term Loan DD, due 10/10/14	618	¢
625	TPF Generation Holdings LLC, Term Loan, due 12/15/14	558	¢
		1,176
Electronics/Electrical (0.6%)
530	Fidelity National Information Services, Inc., Term Loan B, 5.25%, due 7/18/16	533
1,125	Interactive Data Corp., Term Loan B, due 11/3/16	1,129	¢
		1,662
Farming/Agriculture (0.1%)
300	WM Bolthouse Farms, Inc., Term Loan B, due 2/11/16	299	¢
Financial Intermediaries (0.5%)
500	American General Finance Corp., Term Loan B, 7.25%, due 4/21/15	494
1,100	Ocwen Financial Corp., Term Loan, due 5/28/15	1,093	¢
		1,587
Food Products (0.4%)
211	Dole Food Co., Inc., Term Loan B1, 5.00 – 5.50%, due 3/3/17	211
523	Dole Food Co., Inc., Term Loan C1, 5.00 – 5.50%, due 3/3/17	523
585	Michael Foods, Inc., Term Loan B, 6.25%, due 6/29/16	587
		1,321
Food Service (0.1%)
300	U.S. Foodservice, Term Loan, due 7/3/14	260	¢
Food/Drug Retailers (0.3%)
1,012	Rite Aid Corp., Term Loan B3, due 6/4/14	950	¢
Health Care (1.1%)
500	Aurora Diagnostics LLC, Term Loan B, due 5/26/16	491	¢
300	HCA, Inc., Term Loan A1, due 11/17/12	290	¢
500	IMS Health, Inc., Term Loan B, due 2/26/16	499	¢
750	RehabCare Group, Inc., Term Loan B, due 11/24/15	741	¢
1,100	Universal Health Services, Inc., Term Loan B, due 5/16/16	1,091	¢
		3,112
Industrial Equipment (0.2%)
300	Generac Acquisition Corp., Term Loan B, due 11/10/13	275	¢
300	Rental Services Corp., Term Loan, due 11/30/13	283	¢
		558
Leisure Goods/Activities/Movies (0.3%)
1,050	Cedar Fair L.P., Term Loan B, due 12/31/16	1,053	¢
Oil & Gas (0.3%)
800	MEG Energy Corp., Term Loan D, due 4/3/16	793	¢
Publishing (0.7%)
300	DEX Media East LLC, Term Loan, due 10/24/14	242	¢
500	DEX Media West LLC, Term Loan, due 10/24/14	445	¢
300	Harland Clarke Holdings Corp., Term Loan B, due 6/30/14	258	¢
500	Postmedia Network, Inc., Term Loan B, 9.00%, due 5/19/16	498
750	Quad Graphics, Inc., Term Loan B, due 4/23/16	711	¢
		2,154
Radio & Television (0.1%)
330	Univision Communications, Inc., Term Loan B, due 9/29/14	287	¢
Retailers (except food & drug) (0.1%)
273	ServiceMaster Co., Term Loan B, due 7/24/14	252	¢
27	ServiceMaster Co., Term Loan DD, due 7/24/14	25	¢
		277
Surface Transport (0.2%)
78	Hertz Corp., Term Loan, due 12/21/12	76	¢
422	Hertz Corp., Term Loan B, due 12/21/12	408	¢
		484
Utilities (0.4%)
278	Dynegy Holdings, Inc., Term Loan, due 4/2/13	259	¢
22	Dynegy Holdings, Inc., Term Loan B, due 4/2/13	21	¢
1,000	New Development Holdings LLC, Term Loan, 7.00%, due 6/8/17	1,010
		1,290
	Total Bank Loan Obligations (Cost $22,866)	22,902

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (14.0%)
20,000	U.S. Treasury Bills, 0.10%, due 9/9/10	19,997
6,000	U.S. Treasury Bills, 0.09%, due 11/18/10	5,997	ØØ
7,680	U.S. Treasury Inflation Index Notes, 2.38%, due 1/15/17 & 1/15/25	8,454	ØØ
345	U.S. Treasury Notes, 2.38%, due 10/31/14	360
2,480	U.S. Treasury Notes, 3.13%, due 1/31/17	2,620
3,350	U.S. Treasury Notes, 3.63%, due 8/15/19	3,571	ØØ
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $40,499)	40,999

Mortgage-Backed Securities (14.9%)
Adjustable Rate Mortgages (0.4%)
1,368	Merrill Lynch Mortgage Investors Trust, Ser. 2006-A1, Class 1A1, 5.39%, due 8/2/10	846	µ
287	WaMu Mortgage Pass-Through Certificates, Ser. 2006-AR10, Class 1A1, 5.87%, due 8/2/10	224	µ
		1,070
Fannie Mae (13.2%)
319	Pass-Through Certificates, 5.00%, due 8/1/33 – 5/1/37	340	ØØ
15,580	Pass-Through Certificates, 5.00%, TBA, 30 Year Maturity	16,602	Ø
7,050	Pass-Through Certificates, 5.50%, due 7/1/33 – 1/1/39	7,605	ØØ
12,465	Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity	13,431	Ø
650	Pass-Through Certificates, 6.00%, due 9/1/33 & 7/1/38	706	ØØ
3	Pass-Through Certificates, 6.50%, due 9/1/32	3	ØØ
10	Pass-Through Certificates, 7.00%, due 7/1/29	11	ØØ
2	Pass-Through Certificates, 7.50%, due 12/1/32	3	ØØ
		38,701
Freddie Mac (1.3%)
9	Pass-Through Certificates, 4.50%, due 8/1/18	10	ØØ
2,043	Pass-Through Certificates, 5.00%, due 5/1/18 – 8/1/39	2,179	ØØ
1,106	Pass-Through Certificates, 5.50%, due 9/1/17 – 11/1/38	1,194	ØØ
285	Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity	306	Ø
29	Pass-Through Certificates, 6.00%, due 4/1/17 – 12/1/33	33	ØØ
2	Pass-Through Certificates, 6.50%, due 3/1/16	2	ØØ
3	Pass-Through Certificates, 7.00%, due 6/1/32	3	ØØ
		3,727
Government National Mortgage Association (0.0%)
4	Pass-Through Certificates, 6.50%, due 7/15/32	5	ØØ
4	Pass-Through Certificates, 7.00%, due 8/15/32	4	ØØ
		9
	Total Mortgage-Backed Securities (Cost $42,633)	43,507

Corporate Debt Securities (51.7%)
Aerospace/Defense (0.1%)
225	BE Aerospace, Inc., Senior Unsecured Notes, 8.50%, due 7/1/18	245
Airlines (1.6%)
470	Continental Airlines, Inc., Pass-Through Certificates, Ser. 2009-2, Class A, 7.25%, due 11/10/19	501
629	Continental Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 5.98%, due 4/19/22	636	ØØ
440	Delta Air Lines, Inc., Senior Secured Notes, 9.50%, due 9/15/14	476	ñ
520	Delta Air Lines, Inc., Pass-Through Certificates, Ser. 2010-1A, 6.20%, due 7/2/18	529	ØØ
1,136	Delta Air Lines, Inc., Pass-Through Certificates, Ser. 2009-1, Class A, 7.75%, due 12/17/19	1,233
421	Delta Air Lines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 6.82%, due 8/10/22	427	ØØ
571	United Airlines, Inc., Pass-Through Certificates, Ser. 2009-2, Class A, 9.75%, due 1/15/17	617
352	United Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 6.64%, due 7/2/22	333	ØØ
		4,752
Auto Loans (0.7%)
530	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 7.00%, due 10/1/13	552
245	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.00%, due 12/15/16	262
225	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 6.63%, due 8/15/17	223	Ø
1,010	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.13%, due 1/15/20	1,080
		2,117
Automakers (0.4%)
240	Ford Holdings, Inc., Guaranteed Notes, 9.30%, due 3/1/30	251
210	Ford Motor Co., Senior Unsecured Notes, 9.98%, due 2/15/47	222
585	Navistar Int'l Corp., Guaranteed Notes, 8.25%, due 11/1/21	619
		1,092
Banking (8.0%)
350	Ally Financial, Inc., Notes, 6.88%, due 8/28/12	358
615	Ally Financial, Inc., Subordinated Notes, 8.00%, due 12/31/18	594
1,525	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 11/1/31	1,489
635	Bank of America Corp., Senior Unsecured Medium-Term Notes, Ser. L, 7.38%, due 5/15/14	728	ØØ
300	Bank of America Corp., Senior Unsecured Notes, 4.50%, due 4/1/15	310
1,405	Bank of America Corp., Unsecured Notes, 6.50%, due 8/1/16	1,564	ØØ
2,620	Bank of America Corp., Senior Unsecured Medium-Term Notes, Ser. L, 5.65%, due 5/1/18	2,743	ØØ
385	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/13	381
785	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/16	748
1,044	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/17	984
1,650	Citigroup, Inc., Senior Unsecured Notes, 6.13%, due 11/21/17	1,767
620	Citigroup, Inc., Senior Unsecured Notes, 8.13%, due 7/15/39	754
420	Deutsche Bank AG, Senior Unsecured Notes, 3.88%, due 8/18/14	442
360	Goldman Sachs Group, Inc., Senior Unsecured Global Medium-Term Notes, 3.63%, due 8/1/12	372
100	Goldman Sachs Group, Inc., Senior Unsecured Notes, 5.15%, due 1/15/14	107	ØØ
285	Goldman Sachs Group, Inc., Senior Unsecured Medium-Term Notes, 6.00%, due 5/1/14	314	ØØ
790	Goldman Sachs Group, Inc., Senior Unsecured Notes, 6.15%, due 4/1/18	852
515	Goldman Sachs Group, Inc., Subordinated Notes, 6.75%, due 10/1/37	525	ØØ
870	JP Morgan Chase & Co., Senior Unsecured Notes, 3.40%, due 6/24/15	893	ØØ
845	Lloyds TSB Bank PLC, Guaranteed Medium-Term Notes, 5.80%, due 1/13/20	861	ñ
250	Morgan Stanley, Subordinated Notes, 4.75%, due 4/1/14	258	ØØ
1,065	Morgan Stanley, Senior Unsecured Global Medium-Term Notes, Ser. F, 6.63%, due 4/1/18	1,158
3,260	Morgan Stanley, Senior Unsecured Global Medium-Term Notes, Ser. F, 5.63%, due 9/23/19	3,314
485	Regions Financial Corp., Senior Unsecured Notes, 5.75%, due 6/15/15	485
380	Royal Bank of Scotland PLC, Guaranteed Medium-Term Notes, 4.88%, due 8/25/14	392	ñ
995	Wells Fargo & Co., Senior Notes, 3.63%, due 4/15/15	1,031
		23,424
Beverage (1.0%)
590	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 2.50%, due 3/26/13	600	ñ
1,275	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 7.75%, due 1/15/19	1,588	ñØØ
600	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 5.00%, due 4/15/20	644	ñ
235	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 9/1/16	245
		3,077
Building & Construction (0.1%)
270	Meritage Homes Corp., Guaranteed Notes, 7.15%, due 4/15/20	246
Building Materials (0.6%)
145	Masco Corp., Senior Unsecured Notes, 6.13%, due 10/3/16	147
295	Masco Corp., Senior Unsecured Notes, 7.13%, due 3/15/20	300
705	Owens Corning, Inc., Guaranteed Notes, 9.00%, due 6/15/19	838
595	Ply Gem Industries, Inc., Senior Secured Notes, 11.75%, due 6/15/13	632
		1,917
Chemicals (1.8%)
465	Ashland, Inc., Guaranteed Notes, 9.13%, due 6/1/17	528
215	CF Industries, Inc., Guaranteed Notes, 6.88%, due 5/1/18	226
110	CF Industries, Inc., Guaranteed Notes, 7.13%, due 5/1/20	117
555	Huntsman Int'l LLC, Guaranteed Notes, 5.50%, due 6/30/16	511	ñ
625	LBI Escrow Corp., Senior Secured Notes, 8.00%, due 11/1/17	657	ñ
320	Nalco Co., Senior Notes, 8.25%, due 5/15/17	344
325	The Dow Chemical Co., Senior Unsecured Notes, 5.90%, due 2/15/15	360
1,940	The Dow Chemical Co., Senior Unsecured Notes, 8.55%, due 5/15/19	2,423	ØØ
		5,166
Commercial Services (0.5%)
905	ERAC USA Finance Co., Guaranteed Notes, 5.25%, due 10/1/20	928	ñØØ
450	ERAC USA Finance Co., Guaranteed Notes, 7.00%, due 10/15/37	498	ñØØ
		1,426
Consumer/Commercial/Lease Financing (0.6%)
865	American General Finance Corp., Senior Unsecured Medium-Term Notes, Ser. I, 5.85%, due 6/1/13	805
285	American General Finance Corp., Senior Unsecured Medium-Term Notes, Ser. J, 6.90%, due 12/15/17	243
375	Int'l Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. R, 5.30%, due 5/1/12	364
285	Int'l Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. Q, 5.25%, due 1/10/13	271
		1,683
Department Stores (0.3%)
400	JC Penney Corp., Inc., Senior Unsecured Notes, 7.40%, due 4/1/37	404
135	Macy's Retail Holdings, Inc., Guaranteed Unsecured Notes, 7.00%, due 2/15/28	132
235	Macy's Retail Holdings, Inc., Guaranteed Senior Notes, 6.90%, due 4/1/29	232
		768
Diversified Capital Goods (0.3%)
500	Ingersoll-Rand Global Holding Co. Ltd., Guaranteed Notes, 6.00%, due 8/15/13	558	ØØ
280	RBS Global & Rexnord Corp., Guaranteed Notes, 8.50%, due 5/1/18	283	ñ
		841
Diversified Financial Services (2.0%)
370	American Express Co., Senior Unsecured Notes, 8.13%, due 5/20/19	470	ØØ
650	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. C, 5.88%, due 5/2/13	716	ØØ
290	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. D, 5.13%, due 8/25/14	316
675	American Honda Finance Corp., Senior Unsecured Notes, 3.50%, due 3/16/15	694	ñ
535	Ameriprise Financial, Inc., Senior Unsecured Notes, 5.30%, due 3/15/20	572
150	General Electric Capital Corp., Global Medium-Term Notes, Ser. A, 5.25%, due 10/19/12	161	ØØ
450	General Electric Capital Corp., Senior Unsecured Notes, 5.90%, due 5/13/14	503	ØØ
755	General Electric Capital Corp., Senior Unsecured Notes, Ser. A, 5.63%, due 5/1/18	823
495	General Electric Capital Corp., Senior Unsecured Global Medium-Term Notes, Ser. A, 6.88%, due 1/10/39	558	ØØ
50	JP Morgan Chase Capital XV, Guaranteed Notes, 5.88%, due 3/15/35	47	ØØ
460	Merrill Lynch & Co., Senior Unsecured Medium-Term Notes, Ser. C, 5.45%, due 2/5/13	491	ØØ
75	Merrill Lynch & Co., Subordinated Notes, 6.11%, due 1/29/37	72	ØØ
385	Nomura Holdings, Inc., Senior Unsecured Notes, 6.70%, due 3/4/20	426
		5,849
Electric (0.6%)
390	Duke Energy Corp., Senior Unsecured Notes, 6.30%, due 2/1/14	444	ØØ
365	Oncor Electric Delivery Co., Senior Secured Notes, 6.38%, due 5/1/12	394	ØØ
845	PSEG Power LLC, Guaranteed Notes, 2.50%, due 4/15/13	863	ñ
		1,701
Electric - Generation (1.0%)
375	Calpine Corp., Senior Secured Notes, 7.25%, due 10/15/17	374	ñ
700	Dynegy Holdings, Inc., Senior Unsecured Notes, 7.75%, due 6/1/19	490
405	Dynegy-Roseton Danskammer, Pass-Through Certificates, Ser. B, 7.67%, due 11/8/16	375
140	Edison Mission Energy, Senior Unsecured Notes, 7.00%, due 5/15/17	95
225	Edison Mission Energy, Senior Unsecured Notes, 7.20%, due 5/15/19	152
235	Edison Mission Energy, Senior Unsecured Notes, 7.63%, due 5/15/27	148
300	Energy Future Holdings Corp., Senior Secured Notes, 10.00%, due 1/15/20	301	ñ
290	NRG Energy, Inc., Guaranteed Notes, 7.25%, due 2/1/14	297
130	NRG Energy, Inc., Guaranteed Notes, 7.38%, due 2/1/16	133
470	NRG Energy, Inc., Guaranteed Notes, 7.38%, due 1/15/17	476	ØØ
215	RRI Energy, Inc., Senior Unsecured Notes, 7.63%, due 6/15/14	216
		3,057
Electric - Integrated (0.2%)
305	AES Corp., Senior Secured Notes, 8.75%, due 5/15/13	310	ñ
220	FirstEnergy Solutions Corp., Guaranteed Notes, 4.80%, due 2/15/15	234
		544
Electronics (0.3%)
460	Advanced Micro Devices, Inc., Senior Unsecured Notes, 8.13%, due 12/15/17	483
90	Advanced Micro Devices, Inc., Senior Notes, 7.75%, due 8/1/20	91	ñØ
305	Freescale Semiconductor, Inc., Senior Secured Notes, 9.25%, due 4/15/18	315	ñ
40	NXP BV Funding LLC, Senior Secured Notes, 9.75%, due 8/1/18	42	ñ
		931
Energy - Alternate Sources (0.3%)
470	PSALM Corp., Guaranteed Notes, 7.39%, due 12/2/24	545	ØØ
230	PSALM Corp., Guaranteed Notes, 7.39%, due 12/2/24	267	ñ
		812
Energy - Exploration & Production (1.5%)
690	ATP Oil & Gas Corp., Senior Secured Notes, 11.88%, due 5/1/15	511	ñ
50	Chesapeake Energy Corp., Guaranteed Notes, 7.63%, due 7/15/13	54
740	Chesapeake Energy Corp., Guaranteed Notes, 9.50%, due 2/15/15	831
590	Cimarex Energy Co., Guaranteed Notes, 7.13%, due 5/1/17	613
264	Denbury Resources, Inc., Guaranteed Notes, 8.25%, due 2/15/20	282
360	Forest Oil Corp., Guaranteed Notes, 8.50%, due 2/15/14	386
625	Forest Oil Corp., Guaranteed Notes, 7.25%, due 6/15/19	633
245	Linn Energy LLC, Senior Unsecured Notes, 8.63%, due 4/15/20	260	ñ
310	Newfield Exploration Co., Senior Subordinated Notes, 6.63%, due 4/15/16	323
370	Pioneer Natural Resources Co., Guaranteed Notes, 5.88%, due 7/15/16	378
190	Quicksilver Resources, Inc., Guaranteed Notes, 11.75%, due 1/1/16	220
20	SandRidge Energy, Inc., Guaranteed Notes, 8.00%, due 6/1/18	20	ñ
		4,511
Entertainment (0.5%)
1,550	Int'l Game Technology, Senior Unsecured Notes, 5.50%, due 6/15/20	1,615	ØØ
Food (1.0%)
900	Grupo Bimbo SAB de CV, Guaranteed Notes, 4.88%, due 6/30/20	912	ñØØ
315	Kraft Foods, Inc., Senior Unsecured Notes, 6.75%, due 2/19/14	365	ØØ
75	Kraft Foods, Inc., Senior Unsecured Notes, 6.13%, due 2/1/18	87
1,465	Kraft Foods, Inc., Senior Unsecured Notes, 6.50%, due 2/9/40	1,687
		3,051
Food & Drug Retailers (0.2%)
175	Rite Aid Corp., Senior Secured Notes, 9.75%, due 6/12/16	188
145	Rite Aid Corp., Senior Secured Notes, 10.38%, due 7/15/16	150
115	SUPERVALU, Inc., Senior Unsecured Notes, 8.00%, due 5/1/16	116
		454
Food - Wholesale (0.2%)
190	Del Monte Corp., Guaranteed Notes, 7.50%, due 10/15/19	200	ØØ
320	Michael Foods, Inc., Senior Notes, 9.75%, due 7/15/18	336	ñØØ
		536
Forestry/Paper (0.4%)
545	Georgia-Pacific LLC, Guaranteed Notes, 7.00%, due 1/15/15	566	ñ
150	Georgia-Pacific LLC, Guaranteed Notes, 8.25%, due 5/1/16	163	ñØØ
395	PE Paper Escrow GmbH, Senior Secured Notes, 12.00%, due 8/1/14	444	ñ
		1,173
Gaming (1.0%)
665	FireKeepers Development Authority, Senior Secured Notes, 13.88%, due 5/1/15	778	ñ
225	Harrah's Operating Co., Inc., Guaranteed Notes, 5.63%, due 6/1/15	156
580	MGM Mirage, Inc., Senior Secured Notes, 11.13%, due 11/15/17	658	ØØ
155	MGM Mirage, Inc., Senior Secured Notes, 9.00%, due 3/15/20	163	ñ
330	Peninsula Gaming LLC, Senior Secured Notes, 8.38%, due 8/15/15	343
570	Pokagon Gaming Authority, Senior Notes, 10.38%, due 6/15/14	593	ñ
175	San Pasqual Casino Development Group, Inc., Notes, 8.00%, due 9/15/13	170	ñ
		2,861
Gas Distribution (2.5%)
340	AmeriGas Partners L.P., Senior Unsecured Notes, 7.13%, due 5/20/16	352
200	El Paso Corp., Senior Unsecured Medium-Term Notes, 8.25%, due 2/15/16	217
385	El Paso Corp., Senior Unsecured Notes, 7.00%, due 6/15/17	403
670	El Paso Corp., Global Medium-Term Notes, 7.80%, due 8/1/31	672
365	Enterprise Products Operating LLC, Guaranteed Notes, Ser. G, 5.60%, due 10/15/14	405	ØØ
180	Ferrellgas Partners L.P., Senior Unsecured Notes, 6.75%, due 5/1/14	180
630	Ferrellgas Partners L.P., Senior Unsecured Notes, 9.13%, due 10/1/17	674	ØØ
110	Ferrellgas Partners L.P., Senior Unsecured Notes, 8.63%, due 6/15/20	115
185	Inergy L.P., Guaranteed Notes, 8.75%, due 3/1/15	197
45	Inergy L.P., Guaranteed Notes, 8.25%, due 3/1/16	47
1,115	Kinder Morgan Energy Partners L.P., Senior Unsecured Notes, 5.95%, due 2/15/18	1,247	ØØ
270	Kinder Morgan Energy Partners L.P., Senior Unsecured Notes, 6.50%, due 9/1/39	294
855	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 8.75%, due 4/15/18	920
420	Regency Energy Partners L.P., Guaranteed Notes, 8.38%, due 12/15/13	440
1,325	Sabine Pass LNG L.P., Senior Secured Notes, 7.50%, due 11/30/16	1,153
		7,316
Health Care (0.6%)
660	HCA, Inc., Secured Notes, 9.25%, due 11/15/16	713
365	HCA, Inc., Secured Notes, 9.63%, due 11/15/16	394
545	HCA, Inc., Senior Secured Notes, 8.50%, due 4/15/19	602
		1,709
Health Facilities (0.5%)
80	Columbia Healthcare Corp., Senior Unsecured Notes, 7.50%, due 12/15/23	75
355	DaVita, Inc., Guaranteed Notes, 7.25%, due 3/15/15	364
400	Health Management Associates, Inc., Senior Secured Notes, 6.13%, due 4/15/16	391
360	Tenet Healthcare Corp., Senior Secured Notes, 8.88%, due 7/1/19	396	ñ
275	US Oncology, Inc., Senior Secured Notes, 9.13%, due 8/15/17	291
		1,517
Health Services (0.4%)
235	Omnicare, Inc., Guaranteed Notes, 6.88%, due 12/15/15	244
395	Omnicare, Inc., Guaranteed Notes, 7.75%, due 6/1/20	421
230	Service Corp. Int'l, Senior Unsecured Notes, 7.38%, due 10/1/14	240
290	Service Corp. Int'l, Senior Unsecured Notes, 7.00%, due 6/15/17	294
		1,199
Hotels (0.5%)
352	Host Hotels & Resorts L.P., Guaranteed Notes, 7.13%, due 11/1/13	358
125	Host Hotels & Resorts L.P., Guaranteed Notes, 6.88%, due 11/1/14	127
140	Host Hotels & Resorts L.P., Guaranteed Notes, Ser. O, 6.38%, due 3/15/15	141
270	Host Hotels & Resorts L.P., Guaranteed Notes, Ser. Q, 6.75%, due 6/1/16	274
430	Starwood Hotels & Resorts Worldwide, Inc., Senior Unsecured Notes, 6.75%, due 5/15/18	440	ØØ
		1,340
Insurance (0.8%)
390	Hartford Financial Services Group, Inc., Senior Unsecured Notes, 5.38%, due 3/15/17	390
800	Hartford Financial Services Group, Inc., Senior Unsecured Notes, 5.50%, due 3/30/20	795
260	Lincoln National Corp., Senior Unsecured Notes, 7.00%, due 6/15/40	283
460	Prudential Financial, Inc., Senior Unsecured Medium-Term Notes, Ser. D, 3.88%, due 1/14/15	474
290	Prudential Financial, Inc., Senior Unsecured Notes, 6.63%, due 6/21/40	313	ØØ
		2,255
Integrated Energy (0.1%)
325	Petrobras Int'l Finance Co., Guaranteed Notes, 5.75%, due 1/20/20	345
Investments & Misc. Financial Services (0.1%)
350	Icahn Enterprises L.P., Guaranteed Notes, 7.75%, due 1/15/16	351
Leisure (0.1%)
355	Cedar Fair L.P., Guaranteed Notes, 9.13%, due 8/1/18	361	ñ
Machinery (0.2%)
470	Case New Holland, Inc., Senior Notes, 7.88%, due 12/1/17	492	ñØØ
Media (1.5%)
1,080	DirecTV Holdings LLC, Guaranteed Notes, 3.55%, due 3/15/15	1,113	ØØ
1,600	Time Warner Cable, Inc., Guaranteed Notes, 6.75%, due 7/1/18	1,869
345	Time Warner Cable, Inc., Guaranteed Notes, 8.75%, due 2/14/19	444
900	Time Warner, Inc., Guaranteed Notes, 6.10%, due 7/15/40	950	ØØ
		4,376
Media - Broadcast (0.7%)
435	Clear Channel Communications, Inc., Senior Unsecured Notes, 5.75%, due 1/15/13	350
305	LIN Television Corp., Guaranteed Notes, Ser. B, 6.50%, due 5/15/13	297
330	NBC Universal, Inc., Senior Unsecured Notes, 5.15%, due 4/30/20	351	ñ
320	Sirius XM Radio, Inc., Guaranteed Notes, 8.75%, due 4/1/15	330	ñ
327	Umbrella Acquisition, Inc., Guaranteed Notes, 9.75%, due 3/15/15	296	ñ
175	XM Satellite Radio, Inc., Senior Secured Notes, 11.25%, due 6/15/13	190	ñ
135	XM Satellite Radio, Inc., Guaranteed Notes, 13.00%, due 8/1/13	153	ñ
		1,967
Media - Cable (2.5%)
1,005	Cequel Communications Holdings I LLC, Senior Unsecured Notes, 8.63%, due 11/15/17	1,025	ñ
1,050	Comcast Corp., Guaranteed Notes, 6.40%, due 3/1/40	1,165
495	CSC Holdings, Inc., Senior Unsecured Notes, 8.50%, due 6/15/15	533
200	CSC Holdings, Inc., Senior Unsecured Notes, 8.63%, due 2/15/19	218	ØØ
250	DISH DBS Corp., Guaranteed Notes, 7.88%, due 9/1/19	266
1,000	EchoStar DBS Corp., Guaranteed Notes, 7.00%, due 10/1/13	1,040
595	EchoStar DBS Corp., Guaranteed Notes, 6.63%, due 10/1/14	608
520	Videotron Ltee, Guaranteed Senior Unsecured Notes, 6.88%, due 1/15/14	529
630	Videotron Ltee, Guaranteed Notes, 9.13%, due 4/15/18	706
390	Virgin Media Finance PLC, Guaranteed Notes, 9.13%, due 8/15/16	419
375	Virgin Media Finance PLC, Guaranteed Notes, 9.50%, due 8/15/16	422
400	Virgin Media Secured Finance PLC, Senior Secured Notes, 6.50%, due 1/15/18	414	ñ
		7,345
Media - Services (0.5%)
310	Nielsen Finance LLC, Guaranteed Notes, 11.50%, due 5/1/16	348
400	The Interpublic Group of Cos., Inc., Senior Unsecured Notes, 10.00%, due 7/15/17	464
530	WMG Acquisition Corp., Senior Secured Notes, 9.50%, due 6/15/16	576
		1,388
Medical Products (0.1%)
245	Boston Scientific Corp., Senior Unsecured Notes, 6.00%, due 1/15/20	254	ØØ
Metals (0.1%)
178	Codelco, Inc., Senior Unsecured Notes, 5.63%, due 9/21/35	189
Metals/Mining Excluding Steel (0.9%)
460	AngloGold Holdings PLC, Guaranteed Notes, 5.38%, due 4/15/20	477
455	Arch Coal, Inc., Guaranteed Notes, 8.75%, due 8/1/16	488	ñ
765	Arch Western Finance LLC, Guaranteed Notes, 6.75%, due 7/1/13	769	ØØ
120	Peabody Energy Corp., Guaranteed Notes, 7.38%, due 11/1/16	131
635	Southern Copper Corp., Senior Unsecured Notes, 6.75%, due 4/16/40	667
		2,532
Multi - Line Insurance (0.1%)
480	American Int'l Group, Inc., Junior Subordinated Debentures, 8.18%, due 5/15/58	415	µ
Office/Business Equipment (0.9%)
315	Xerox Corp., Senior Unsecured Notes, 5.50%, due 5/15/12	335	ØØ
1,450	Xerox Corp., Senior Unsecured Notes, 6.40%, due 3/15/16	1,651
530	Xerox Corp., Senior Notes, 5.63%, due 12/15/19	565
		2,551
Oil & Gas (0.7%)
340	Devon Energy Corp., Senior Notes, 5.63%, due 1/15/14	381	ØØ
995	Motiva Enterprises LLC, Notes, 5.75%, due 1/15/20	1,121	ñ
400	Noble Holding Int'l Ltd., Guaranteed Notes, 4.90%, due 8/1/20	418
		1,920
Oil Refining & Marketing (0.3%)
460	Valero Energy Corp., Senior Unsecured Notes, 6.13%, due 2/1/20	499
370	Valero Energy Corp., Guaranteed Notes, 6.63%, due 6/15/37	389
		888
Packaging (0.5%)
765	Ball Corp., Guaranteed Notes, 7.13%, due 9/1/16	822
150	Ball Corp., Guaranteed Notes, 6.63%, due 3/15/18	155
320	Crown Americas LLC, Guaranteed Notes, 7.75%, due 11/15/15	336
150	Crown Americas LLC, Guaranteed Notes, 7.63%, due 5/15/17	159	ñ
120	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 7.38%, due 5/15/16	129
		1,601
Pharmaceuticals (0.4%)
675	Express Scripts, Inc., Guaranteed Notes, 5.25%, due 6/15/12	721	ØØ
440	Mead Johnson Nutrition Co., Senior Unsecured Notes, 3.50%, due 11/1/14	459
		1,180
Pipelines (0.4%)
170	Plains All American Pipeline L.P., Guaranteed Notes, 4.25%, due 9/1/12	177
1,185	Rockies Express Pipeline LLC, Senior Unsecured Notes, 5.63%, due 4/15/20	1,152	ñ
		1,329
Printing & Publishing (0.3%)
65	Gannett Co., Inc., Guaranteed Notes, 8.75%, due 11/15/14	69	ñ
715	Gannett Co., Inc., Guaranteed Notes, 9.38%, due 11/15/17	776	ñ
		845
Real Estate (0.3%)
660	WEA Finance LLC, Guaranteed Notes, 7.50%, due 6/2/14	763	ñØØ
REITs (0.6%)
330	Simon Property Group L.P., Senior Unsecured Notes, 10.35%, due 4/1/19	447
235	Ventas Realty L.P., Guaranteed Notes, 6.50%, due 6/1/16	242
985	Ventas Realty L.P., Guaranteed Notes, 6.50%, due 6/1/16	1,012
135	Ventas Realty L.P., Guaranteed Notes, 6.75%, due 4/1/17	139
		1,840
Retail (0.2%)
427	CVS Pass-Through Trust, Pass-Through Certificates, 7.51%, due 1/10/32	492	ñ
Semiconductors (0.2%)
505	Analog Devices, Inc., Senior Unsecured Notes, 5.00%, due 7/1/14	551
Software/Services (0.5%)
375	Fidelity National Information Services, Inc., Guaranteed Notes, 7.63%, due 7/15/17	390	ñ
160	Fidelity National Information Services, Inc., Guaranteed Notes, 7.88%, due 7/15/20	167	ñ
365	Lender Processing Services, Inc., Guaranteed Notes, 8.13%, due 7/1/16	387
90	SunGard Data Systems, Inc., Guaranteed Notes, 9.13%, due 8/15/13	92
435	SunGard Data Systems, Inc., Guaranteed Notes, 10.63%, due 5/15/15	482
		1,518
Specialty Retail (0.5%)
780	Home Depot, Inc., Senior Unsecured Notes, 5.88%, due 12/16/36	802
490	Toys "R" Us Property Co. I LLC, Guaranteed Notes, 10.75%, due 7/15/17	553
		1,355
Steel Producers/Products (1.3%)
1,410	ArcelorMittal, Senior Unsecured Notes, 6.13%, due 6/1/18	1,530
745	ArcelorMittal, Senior Unsecured Notes, 9.85%, due 6/1/19	963	ØØ
165	Steel Dynamics, Inc., Guaranteed Notes, 6.75%, due 4/1/15	167
320	Steel Dynamics, Inc., Guaranteed Notes, 7.75%, due 4/15/16	333
555	Tube City IMS Corp., Guaranteed Notes, 9.75%, due 2/1/15	556
345	United States Steel Corp., Senior Unsecured Notes, 6.65%, due 6/1/37	294
		3,843
Support-Services (0.2%)
265	Knowledge Learning Corp., Guaranteed Notes, 7.75%, due 2/1/15	252	ñ
320	United Rentals N.A., Inc., Guaranteed Notes, 7.00%, due 2/15/14	317
135	United Rentals N.A., Inc., Guaranteed Notes, 10.88%, due 6/15/16	149
		718
Telecom - Integrated/Services (3.1%)
135	Citizens Utilities Co., Senior Unsecured Notes, 6.63%, due 3/15/15	136
1,420	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	1,455
285	Dycom Investments, Inc., Guaranteed Notes, 8.13%, due 10/15/15	284
225	Frontier Communications Corp., Senior Unsecured Notes, 8.25%, due 4/15/17	240	ñ
675	GCI, Inc., Senior Unsecured Notes, 8.63%, due 11/15/19	699	ØØ
730	Integra Telecom Holdings, Inc., Senior Secured Notes, 10.75%, due 4/15/16	734	ñ
1,220	Intelsat Bermuda Ltd., Guaranteed Notes, 11.50%, due 2/4/17	1,293
65	Intelsat Subsidiary Holding Co., Ltd, Guaranteed Notes, Ser. B, 8.88%, due 1/15/15	67	ñ
365	Intelsat Subsidiary Holding Co., Ltd., Guaranteed Notes, 8.88%, due 1/15/15	379
830	Level 3 Financing, Inc., Guaranteed Notes, 10.00%, due 2/1/18	756
550	PAETEC Holding Corp., Senior Secured Notes, 8.88%, due 6/30/17	568	ØØ
550	Qwest Corp., Senior Unsecured Notes, 8.88%, due 3/15/12	595	ØØ
835	Qwest Corp., Senior Unsecured Notes, 8.38%, due 5/1/16	950
450	Windstream Corp., Guaranteed Notes, 8.13%, due 8/1/13	479
535	Windstream Corp., Guaranteed Notes, 8.63%, due 8/1/16	558	ØØ
		9,193
Telecom - Wireless (1.1%)
350	CC Holdings GS V LLC/Crown Castle GS III Corp., Senior Secured Notes, 7.75%, due 5/1/17	383	ñ
385	Clearwire Communications LLC, Senior Secured Notes, 12.00%, due 12/1/15	402	ñ
765	Cricket Communications, Inc., Senior Secured Notes, 7.75%, due 5/15/16	792
540	MetroPCS Wireless, Inc., Guaranteed Notes, 9.25%, due 11/1/14	564
1,140	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	992
		3,133
Telecommunications (0.8%)
825	America Movil SAB de CV, Guaranteed Notes, 5.00%, due 3/30/20	877	ñ
750	AT&T, Inc., Senior Unsecured Notes, 4.85%, due 2/15/14	829
360	Telecom Italia Capital SA, Guaranteed Unsecured Notes, 4.95%, due 9/30/14	377
370	Verizon New Jersey, Inc., Senior Unsecured Notes, Ser. A, 5.88%, due 1/17/12	393
		2,476
Tobacco (1.9%)
2,105	Altria Group, Inc., Guaranteed Notes, 9.70%, due 11/10/18	2,758	ØØ
500	Altria Group, Inc., Guaranteed Notes, 9.95%, due 11/10/38	698	ØØ
1,510	Lorillard Tobacco Co., Guaranteed Notes, 8.13%, due 6/23/19	1,716
250	Lorillard Tobacco Co., Guaranteed Notes, 6.88%, due 5/1/20	260
		5,432
Transport - Rail (0.1%)
405	RZD Capital Ltd., Medium-Term Loan Participation Notes, 5.74%, due 4/3/17	411
	Total Corporate Debt Securities (Cost $143,906)	151,239

Asset-Backed Securities (12.6%)
1,750	Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A4, 5.84%, due 8/2/10	1,733	µ
839	Banc of America Commercial Mortgage, Inc., Ser. 2006-3, Class A4, 5.89%, due 7/10/44	881
600	Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A4, 5.36%, due 10/10/45	612
730	Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A4, 5.63%, due 7/10/46	768
700	Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Class A4, 5.41%, due 9/10/47	735
435	Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Class A4, 5.45%, due 1/15/49	448
1,900	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Class A4, 5.33%, due 2/11/44	1,913	ØØ
550	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A4, 5.69%, due 6/11/50	572
1,311	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-AMC1, Class A2B, 0.16%, due 8/25/10	573	µ
1,160	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD5, Class A4, 5.89%, due 11/15/44	1,222
250	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A4, 5.32%, due 12/11/49	250	ØØ
1,000	Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A4B, 6.22%, due 8/2/10	1,021	µ
500	Commercial Mortgage Pass-Through Certificates, Ser. 2006-C8, Class A4, 5.31%, due 12/10/46	509
300	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4, 6.00%, due 8/2/10	293	µØØ
1,060	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C4, Class A3, 5.47%, due 9/15/39	1,072
400	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C5, Class A3, 5.31%, due 12/15/39	405	ØØ
1,925	CWCapital Cobalt Ltd., Ser. 2007-C3, Class A4, 6.01%, due 8/2/10	1,917	µØØ
738	CWCapital Cobalt Ltd., Ser. 2007-C2, Class A2, 5.33%, due 4/15/47	778
500	CWCapital Cobalt Ltd., Ser. 2007-C2, Class A3, 5.48%, due 4/15/47	486
335	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	344
1,000	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A4, 6.00%, due 8/2/10	1,009	µØØ
1,000	GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A4, 5.55%, due 4/10/38	1,060
500	GS Mortgage Securities Corp. II, Ser. 2005-GG4, Class A3, 4.61%, due 7/10/39	509	ØØ
700	GS Mortgage Securities Corp. II, Ser. 2005-GG4, Class A4, 4.76%, due 7/10/39	722	ØØ
315	GSAMP Trust, Ser. 2006-HE5, Class A2B, 0.43%, due 8/25/10	291	µ
1,200	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB19, Class A4, 5.94%, due 8/2/10	1,239	µØØ
1,790	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A4, 6.01%, due 8/2/10	1,814	µØØ
400	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A4, 6.06%, due 8/2/10	435	µ
500	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A3, 5.34%, due 5/15/47	513
1,575	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB18, Class A4, 5.44%, due 6/12/47	1,616	ØØ
1,610	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A4, 5.79%, due 2/12/51	1,675	ØØ
1,950	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A4, 5.88%, due 2/15/51	2,004
915	LB-UBS Commercial Mortgage Trust, Ser. 2007-C6, Class A4, 5.86%, due 7/15/40	915	ØØ
2,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A4, 5.81%, due 8/2/10	1,977	µ
1,935	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A4, 5.38%, due 8/12/48	1,833
900	Morgan Stanley Capital I, Ser. 2007-IQ16, Class A4, 5.81%, due 12/12/49	933	ØØ
870	Morgan Stanley Home Equity Loan Trust, Ser. 2006-3, Class A3, 0.49%, due 8/25/10	533	µ
400	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C19, Class A5, 4.66%, due 5/15/44	413
250	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C31, Class A4, 5.51%, due 4/15/47	238	ØØ
996	Wells Fargo Home Equity Trust, Ser. 2006-3, Class A2, 0.48%, due 8/25/10	627	µ
	Total Asset-Backed Securities (Cost $31,572)	36,888

Government Securities (2.8%)
Quasi - Sovereign (0.1%)
100	KazMunaiGaz Finance Sub BV, Guaranteed Medium-Term Notes, 8.38%, due 7/2/13	110
222	KazMunaiGaz Finance Sub BV, Notes, 7.00%, due 5/5/20	239
		349
Sovereign (2.7%)
348	Federative Republic of Brazil, Senior Unsecured Notes, 4.88%, due 1/22/21	360
70	Federative Republic of Brazil, Unsubordinated Notes, 11.00%, due 8/17/40	95
100	Gabonese Republic, Bonds, 8.20%, due 12/12/17	110
186	Gazprom Int'l SA, Guaranteed Loan Participation Notes, 7.20%, due 2/1/20	197
103	Government of Belize, Unsubordinated Notes, Step-Up, 6.00%/8.50%, due 2/20/29	82	w
95	Lebanese Republic, Notes, 7.50%, due 3/19/12	101
163	Lebanese Republic, Senior Unsubordinated Notes, 8.25%, due 4/12/21	184
102	Lebanese Republic, Unsubordinated Medium-Term Notes, 6.38%, due 3/9/20	102
230	Majapahit Holding BV, Guaranteed Notes, 7.88%, due 6/29/37	258
340	Pemex Project Funding Master Trust, Guaranteed Notes, 5.75%, due 3/1/18	360
300	Pemex Project Funding Master Trust, Guaranteed Notes, 6.63%, due 6/15/38	312
30	Republic of Argentina, Senior Unsecured Notes, 8.75%, due 6/2/17	28
41	Republic of Argentina, Senior Unsecured Notes, 8.28%, due 12/31/33	32
65	Republic of Argentina, Unsubordinated Notes, Step-Up, 2.50%/5.25%, due 12/31/38	25	w
27	Republic of Bulgaria, Unsubordinated Notes, 8.25%, due 1/15/15	31
60	Republic of Colombia, Senior Unsecured Notes, 8.13%, due 5/21/24	77
71	Republic of Colombia, Senior Unsecured Notes, 8.25%, due 12/22/14	86
125	Republic of El Salvador, Unsecured Notes, 7.65%, due 6/15/35	131
248	Republic of Indonesia, Senior Unsecured Bonds, 6.75%, due 3/10/14	277
105	Republic of Indonesia, Senior Unsecured Notes, 7.25%, due 4/20/15	122
414	Republic of Indonesia, Senior Unsecured Notes, 5.88%, due 3/13/20	457
275	Republic of Lithuania, Bonds, 7.38%, due 2/11/20	303	ñ
130	Republic of Panama, Senior Unsecured Notes, 7.25%, due 3/15/15	152
162	Republic of Panama, Senior Unsecured Notes, 6.70%, due 1/26/36	190
70	Republic of Philippines, Senior Unsecured Notes, 9.88%, due 1/15/19	96
60	Republic of Philippines, Senior Unsecured Notes, 9.50%, due 2/2/30	86
181	Republic of Poland, Senior Unsecured Notes, 6.38%, due 7/15/19	205
375	Republic of South Africa, Senior Unsecured Notes, 6.50%, due 6/2/14	423
135	Republic of South Africa, Senior Unsecured Notes, 6.88%, due 5/27/19	159
185	Republic of South Africa, Senior Unsecured Notes, 5.50%, due 3/9/20	198
407	Republic of Turkey, Senior Unsecured Notes, 7.00%, due 6/5/20	468
100	Republic of Turkey, Senior Unsecured Notes, 5.63%, due 3/30/21	103
100	Republic of Turkey, Senior Unsecured Notes, 7.38%, due 2/5/25	117
175	Republic of Turkey, Senior Unsecured Notes, 8.00%, due 2/14/34	214
10	Republic of Turkey, Senior Unsecured Notes, 6.88%, due 3/17/36	11
42	Republic of Uruguay, Senior Unsecured Notes, 6.88%, due 9/28/25	49
76	Republic of Uruguay, Unsecured Notes, 8.00%, due 11/18/22	95
55	Republic of Uruguay, Unsecured Notes, 7.88%, due 1/15/33	68
300	RSHB Capital SA, Senior Secured Notes, 6.30%, due 5/15/17	307
25	Russian Federation Bond, Senior Unsecured Notes, 7.50%, due 3/31/30	29
52	Russian Federation Bond, Senior Unsecured Notes, 7.50%, due 3/31/30	61
100	Socialist Republic of Vietnam, Bonds, 6.75%, due 1/29/20	110
455	Ukraine Government Bond, Senior Unsubordinated Notes, 6.58%, due 11/21/16	456
308	United Mexican States, Senior Unsecured Medium-Term Notes, Ser. A, 5.13%, due 1/15/20	329
110	United Mexican States, Senior Unsecured Medium-Term Notes, Ser. A, 6.75%, due 9/27/34	131
38	United Mexican States, Senior Unsecured Notes, 5.88%, due 2/17/14	42
		7,829
	Total Government Securities (Cost $7,606)	8,178

NUMBER OF SHARES

Short-Term Investments (6.5%)

19,094,136	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $19,094)	19,094

	Total Investments (110.3%) (Cost $308,176)	322,807	##

	Liabilities, less cash, receivables and other assets [(10.3%)]	(30,048)	¢¢

	Total Net Assets (100.0%)	$292,759

 July 31, 2010 (Unaudited)

Notes to Schedule of Investments

†
The value of investments in debt securities by Neuberger Berman Core Bond Fund (“Core Bond”), Neuberger Berman Floating Rate Income Fund (“Floating Rate Income”), Neuberger Berman High Income Bond Fund (“High Income”), Neuberger Berman Municipal Intermediate Bond Fund (“Municipal Intermediate Bond”), Neuberger Berman Short Duration Bond Fund (“Short Duration”), and Neuberger Berman Strategic Income Fund (“Strategic Income”) (each a “Bond Fund” or “Fund”) and financial futures contracts by Core Bond, Short Duration and Strategic Income is determined by Neuberger Berman Management LLC (“Management”) primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The value of investments in equity securities by each Bond Fund is determined by Management primarily by obtaining valuations from an independent pricing service based on the latest sale price when that price is readily available. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Bond Funds at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. For both debt and equity securities, Management has developed a process to periodically review information provided by independent pricing services. For both debt and equity securities, if a valuation is not available from an independent pricing service or if Management has reason to believe that the valuation does not represent the amount a Bond Fund might reasonably expect to receive on a current sale in an orderly transaction, the Bond Fund seeks to obtain quotations from principal market makers. If such quotations are not readily available, the security is valued using methods the Board of Trustees of Neuberger Berman Income Funds (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of the Bond Funds’ foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Bond Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Bond Funds could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost, which, when combined with interest earned, is expected to approximate market value.

Investment securities of Neuberger Berman Municipal Money Fund (“Municipal Money”) and Neuberger Berman New York Municipal Money Fund (“New York Municipal Money”) (each a “Fund”) are valued at amortized cost, which approximates U.S. federal income tax cost.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by a fund are carried at “fair value” as defined by ASC 820. Under ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in determining the value of the Funds’ investments, some of which are discussed above. Significant management judgement may be necessary to estimate fair value in accordance with ASC 820.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to classify value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Funds’ investments as of July 31, 2010:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3§	Total
Core Bond
Investments:
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	$ -	$ 55,112	$ -	$ 55,112
Mortgage-Backed Securities
Adjustable Rate Mortgages	-	2,516	-	2,516
Fannie Mae	-	47,285	-	47,285
Freddie Mac	-	5,528	-	5,528
Total Mortgage-Backed Securities	-	55,329	-	55,329
Corporate Debt Securities
Airlines	-	-	2,492	2,492
Banking	-	10,998	-	10,998
Beverages	-	2,896	-	2,896
Chemicals	-	593	-	593
Commercial Services	-	1,388	-	1,388
Diversified Capital Goods	-	351	-	351
Diversified Financial Services	-	5,002	-	5,002
Electric	-	577	-	577
Electric - Integrated	-	250	-	250
Entertainment	-	1,005	-	1,005
Food	-	2,008	-	2,008
Gas Distribution	-	354	-	354
Insurance	-	2,035	-	2,035
Media	-	2,643	-	2,643
Media - Cable	-	677	-	677
Metals/Mining Excluding Steel	-	1,107	-	1,107
Office/Business Equipment	-	416	-	416
Pharmaceuticals	-	96	-	96
Pipelines	-	2,165	-	2,165
Real Estate	-	381	-	381
REITs	-	1,105	-	1,105
Retail	-	492	-	492
Semiconductors	-	365	-	365
Specialty Retail	-	432	-	432
Steel Producers/Products	-	2,124	-	2,124
Telecom - Integrated/Services	-	389	-	389
Telecommunications	-	2,249	-	2,249
Tobacco	-	3,122	-	3,122
Total Corporate Debt Securities	-	45,220	2,492	47,712
Asset-Backed Securities	-	20,845	3	20,848
Short-Term Investments	-	9,922	-	9,922

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Total Investments	-	186,428	2,495	188,923
Floating Rate Income
Investments:
Bank Loan Obligations
Aerospace & Defense	-	994	-	994
AirTransport	-	235	-	235
All Telecom	-	3,136	-	3,136
Automotive	-	1,319	-	1,319
Building & Development	-	434	237	671
Business Equipment & Services	-	1,686	-	1,686
Cable & Satellite Television	-	1,696	-	1,696
Chemicals & Plastics	-	2,917	-	2,917
Clothing/Textiles	-	633	-	633
Conglomerates	-	746	-	746
Containers & Glass Products	-	836	-	836
Drugs	-	660	-	660
Electronics/Electrical	-	4,164	-	4,164
Equipment Leasing	-	1,643	-	1,643
Farming/Agriculture	-	248	-	248
Financial Intermediaries	-	2,945	-	2,945
Food Products	-	1,143	-	1,143
Food Service	-	422	-	422
Food/Drug Retailers	-	699	-	699
Health Care	-	2,783	491	3,274
Industrial Equipment	-	862	-	862
Insurance	-	346	-	346
Leisure Goods/Activities/Movies	-	1,886	-	1,886
Lodging & Casinos	-	1,202	-	1,202
Oil & Gas	-	1,933	-	1,933
Publishing	-	3,000	-	3,000
Radio & Television	-	1,293	-	1,293
Retailers (except food & drug)	-	470	398	868
Surface Transport	-	483	-	483
Utilities	-	2,349	-	2,349
Total Bank Loan Obligations	-	43,163	1,126	44,289
Corporate Debt Securities
Airliner	-	210	771	981
Auto Loans	-	763	-	763
Banking	-	476	-	476
Cable & Satellite Television	-	378	-	378
Electric - Generation	-	1,231	-	1,231
Electronics	-	107	-	107
Gaming	-	63	-	63
Gas Distribution	-	435	-	435
Health Care	-	593	-	593
Health Facilities	-	257	-	257
Industrial Equipment	-	388	-	388
Telecom - Integrated/Services	-	1,155	-	1,155
Telecom - Wireless	-	362	-	362
Total Corporate Debt Securities	-	6,418	771	7,189
Short-Term Investments	-	5,064	-	5,064
Total Investments	-	54,645	1,897	56,542
High Income
Investments:
Bank Loan Obligations
Industrial Equipment	-	1,528	-	1,528
Total Bank Loan Obligations	-	1,528	-	1,528

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Corporate Debt Securities
Aerospace/Defense	-	2,393	-	2,393
Airlines	-	2,663	8,457	11,120
Auto Loans	-	17,822	-	17,822
Automakers	-	8,869	-	8,869
Banking	-	42,510	-	42,510
Beverage	-	4,597	-	4,597
Building & Construction	-	1,643	-	1,643
Building Materials	-	8,756	-	8,756
Chemicals	-	18,257	-	18,257
Consumer/Commercial/Lease Financing	-	18,316	-	18,316
Department Stores	-	3,344	-	3,344
Diversified Capital Goods	-	1,762	-	1,762
Electric - Generation	-	37,070	-	37,070
Electric - Integrated	-	1,775	-	1,775
Electronics	-	16,852	-	16,852
Energy - Exploration & Production	-	31,393	-	31,393
Food & Drug Retailers	-	9,009	-	9,009
Food – Wholesale	-	4,157	-	4,157
Forestry/Paper	-	8,057	-	8,057
Gaming	-	26,333	-	26,333
Gas Distribution	-	42,834	-	42,834
Health Care	-	21,185	-	21,185
Health Facilities	-	14,875	-	14,875
Health Services	-	13,672	-	13,672
Hotels	-	5,675	-	5,675
Investments & Misc. Financial Services	-	4,571	-	4,571
Leisure	-	2,274	-	2,274
Machinery	-	5,798	-	5,798
Media – Broadcast	-	14,066	4,802	18,868
Media – Cable	-	36,727	-	36,727
Media – Services	-	9,068	-	9,068
Medical Products	-	1,528	-	1,528
Metals/Mining Excluding Steel	-	9,352	-	9,352
Multi - Line Insurance	-	2,625	-	2,625
Packaging	-	7,207	-	7,207
Printing & Publishing	-	9,700	-	9,700
REITs	-	9,063	-	9,063
Restaurants	-	1,045	-	1,045
Software/Services	-	23,111	-	23,111
Specialty Retail	-	3,951	-	3,951
Steel Producers/Products	-	8,855	-	8,855
Support – Services	-	10,570	-	10,570
Telecom - Integrated/Services	-	64,075	-	64,075
Telecom - Wireless	-	20,546	-	20,546
Total Corporate Debt Securities	-	607,951	13,259	621,210
Short-Term Investments	-	38,974	-	38,974
Total Investments	-	648,453	13,259	661,712
Municipal Intermediate Bond
Investments:
Municipal Debt Securities^	-	119,079	-	119,079
Total Investments	-	119,079	-	119,079
Municipal Money
Investments:
Municipal Notes^	-	153,745	-	153,745
Total Investments	-	153,745	-	153,745
New York Municipal Money

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Investments:
Municipal Notes^	-	221,734	-	221,734
Total Investments	-	221,734	-	221,734
Short Duration
Investments:
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	25,875	-	25,875
U.S. Government Agency Securities	-	2,608	-	2,608
Mortgage-Backed Securities^	-	21,071	-	21,071
Corporate Debt Securities^	-	11,351	-	11,351
Asset-Backed Securities	-	4,439	0	4,439
Short-Term Investments	-	5,006	-	5,006
Total Investments	-	70,350	0	70,350
Strategic Income
Investments:
Bank Loan Obligations
All Telecom	-	2,004	-	2,004
Business Equipment & Services	-	593	-	593
Cable & Satellite Television	-	1,770	-	1,770
Chemicals & Plastics	-	272	-	272
Clothing/Textiles	-	502	-	502
Conglomerates	-	498	-	498
Electric - Generation	-	1,176	-	1,176
Electronics/Electrical	-	1,662	-	1,662
Farming/Agriculture	-	299	-	299
Financial Intermediaries	-	1,587	-	1,587
Food Products	-	1,321	-	1,321
Food Service	-	260	-	260
Food/Drug Retailers	-	950	-	950
Health Care	-	2,621	491	3,112
Industrial Equipment	-	558	-	558
Leisure Goods/Activities/Movies	-	1,053	-	1,053
Oil & Gas	-	793	-	793
Publishing	-	2,154	-	2,154
Radio & Television	-	287	-	287
Retailers (except food & drug)	-	277	-	277
Surface Transport	-	484	-	484
Utilities	-	1,290	-	1,290
Total Bank Loan Obligations	-	22,411	491	22,902
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	40,999	-	40,999
Mortgage-Backed Securities
Adjustable Rate Mortgages	-	1,070	-	1,070
Fannie Mae	-	38,701	-	38,701
Freddie Mac	-	3,727	-	3,727
Government National Mortgage Association	-	9	-	9
Total Mortgage-Backed Securities	-	43,507	-	43,507
Corporate Debt Securities
Aerospace/Defense	-	245	-	245
Airlines	-	476	4,276	4,752
Auto Loans	-	2,117	-	2,117
Automakers	-	1,092	-	1,092
Banking	-	23,424	-	23,424
Beverage	-	3,077	-	3,077
Building & Construction	-	246	-	246
Building Materials	-	1,917	-	1,917
Chemicals	-	5,166	-	5,166

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Commercial Services	-	1,426	-	1,426
Consumer/Commercial/Lease Financing	-	1,683	-	1,683
Department Stores	-	768	-	768
Diversified Capital Goods	-	841	-	841
Diversified Financial Services	-	5,849	-	5,849
Electric	-	1,701	-	1,701
Electric - Generation	-	3,057	-	3,057
Electric - Integrated	-	544	-	544
Electronics	-	931	-	931
Energy - Alternate Sources	-	812	-	812
Energy - Exploration & Production	-	4,511	-	4,511
Entertainment	-	1,615	-	1,615
Food	-	3,051	-	3,051
Food & Drug Retailers	-	454	-	454
Food - Wholesale	-	536	-	536
Forestry/Paper	-	1,173	-	1,173
Gaming	-	2,861	-	2,861
Gas Distribution	-	7,316	-	7,316
Health Care	-	1,709	-	1,709
Health Facilities	-	1,517	-	1,517
Health Services	-	1,199	-	1,199
Hotels	-	1,340	-	1,340
Insurance	-	2,255	-	2,255
Integrated Energy	-	345	-	345
Investments & Misc. Financial Services	-	351	-	351
Leisure	-	361	-	361
Machinery	-	492	-	492
Media	-	4,376	-	4,376
Media - Broadcast	-	1,671	296	1,967
Media - Cable	-	7,345	-	7,345
Media - Services	-	1,388	-	1,388
Medical Products	-	254	-	254
Metals	-	189	-	189
Metals/Mining Excluding Steel	-	2,532	-	2,532
Multi - Line Insurance	-	415	-	415
Office/Business Equipment	-	2,551	-	2,551
Oil & Gas	-	1,920	-	1,920
Oil Refining & Marketing	-	888	-	888
Packaging	-	1,601	-	1,601
Pharmaceuticals	-	1,180	-	1,180
Pipelines	-	1,329	-	1,329
Printing & Publishing	-	845	-	845
Real Estate	-	763	-	763
REITs	-	1,840	-	1,840
Retail		492	-	492
Semiconductors	-	551	-	551
Software/Services	-	1,518	-	1,518
Specialty Retail	-	1,355	-	1,355
Steel Producers/Products	-	3,843	-	3,843
Support-Services	-	718	-	718
Telecom - Integrated/Services	-	9,193	-	9,193
Telecom - Wireless	-	3,133	-	3,133
Telecommunications	-	2,476	-	2,476
Tobacco	-	5,432	-	5,432
Transport - Rail	-	411	-	411
Total Corporate Debt Securities	-	146,667	4,572	151,239
Asset-Backed Securities	-	36,888	-	36,888

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Government Securities	-	8,178	-	8,178
Short-Term Investments	-	19,094	-	19,094
Total Investments	-	317,744	5,063	322,807
^   The Schedule of Investments provides information on the industry or state categorization for the portfolio.

§ The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/09	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Net transfers in and/or out of Level 3	Balance, as of 7/31/10	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/10
Investments in Securities:
Core Bond
Corporate Debt Securities
Industrial/Airlines	1,255	-	99	1,138	-	2,492	99
Asset-Backed Securities	23	-	(9)	(11)	-	3	(10)
Total	1,278	-	90	1,127	-	2,495	89
Floating Rate Income
Bank Loan Obligations
Building & Development	-	-	1	236	-	237	0
Health Care	-	-	(1)	492	-	491	(1)
Retailers (except food & drug)	-	-	3	395	-	398	3
Corporate Debt Securities
Airliner	-	-	(7)	778	-	771	(9)
Total	-	-	(4)	1,901	-	1,897	(7)
High Income
Corporate Debt Securities
Airlines	6,931	-	586	940	-	8,457	323
Electric - Generation	1,010	-	-	(1,010)	-	-	-
Support - Services	-	166	478	246	3,912	4,802	478
Total	7,941	166	1,064	176	3,912	13,259	801
Short Duration
Asset-Backed Securities	0	-	-	-	-	0	-
Total	0	-	-	-	-	0	-
Strategic Income
Bank Loan Obligations
Health Care	-	-	(4)	495	-	491	(4)
Corporate Debt Securities
Airlines	1,559	1	196	2,520	-	4,276	178
Food & Beverage	442	-	(4)	(438)	-	-	-
Media – Broadcast	-	4	(2)	294	-	296	1
Total	2,001	5	186	2,871	-	5,063	175

Asset Valuation Inputs

The following is a summary, by category of Level, of inputs used to value the Fund’s derivatives as of July 31, 2010:

(000’s omitted)	Level 1	Level 2	Level 3	Total
Short Duration
Futures Contracts	$31	$-	$-	$31

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Liability Valuation Inputs

The following is a summary, by category of Level, of inputs used to value the Funds’ derivatives as of July 31, 2010:

(000’s omitted)	Level 1	Level 2	Level 3	Total
Core Bond
Futures Contracts	$(131)	$-	$-	$(131)
Strategic Income
Futures Contracts	$(328)	$-	$-	$(328)

##  At July 31, 2010, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond	$185,487	$7,096	$3,660	$3,436
Floating Rate Income	56,428	561	447	114
High Income	625,470	40,630	4,388	36,242
Municipal Intermediate Bond	116,092	3,124	137	2,987
Short Duration	75,356	376	5,382	(5,006)
Strategic Income	308,390	14,920	503	14,417

@@
Municipal securities held by Municipal Money and New York Municipal Money are within the two highest rating categories assigned by a nationally recognized statistical rating organization (“NRSRO”) such as Moody’s Investors Service, Inc. or Standard & Poor’s or, where not rated, are determined by Management to be of comparable quality. Municipal securities held by Municipal Intermediate Bond are within the four highest rating categories assigned by a NRSRO or, where not rated, are determined by Management to be of comparable quality. Approximately 40%, 100%, and 100% of the municipal securities held by Municipal Intermediate Bond, Municipal Money, and New York Municipal Money, respectively, have credit enhancement features backing them, on which a Fund may rely, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Fund. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give a Fund the right to sell back the issue on the date specified.

‡	Managed by an affiliate of Management and could be deemed an affiliate of the Fund.

ñ
Restricted security subject to restrictions on resale under federal securities laws.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid.  At July 31, 2010, these securities amounted to approximately $9,415,000 or 6.0% of net assets for Core Bond, approximately $1,986,000 or 3.8% of net assets for Floating Rate Income, approximately $136,127,000 or 21.0% of net assets for High Income, approximately $37,193,000 or 17.8% of net assets for Municipal Money, approximately $25,740,000 or 10.1% of net assets for New York Municipal Money, approximately $2,773,000 or 4.0% of net assets for Short Duration, and approximately $28,454,000 or 9.7% of net assets for Strategic Income.

ß	Security is guaranteed by the corporate or non-profit obligor.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Ø
All or a portion of this security was purchased on a when-issued basis.  At July 31, 2010, these securities amounted to $32,263,000 for Core Bond, $228,000 for Floating Rate Income, $4,000,000 for High Income and $30,653,000 for Strategic Income, respectively.

¢	All or a portion of this security was purchased on a delayed delivery basis.

As of July 31, 2010, the value of Floating Rate Income’s unfunded loan commitments was approximately $5,877,000 pursuant to the following loan agreements:

Borrower	Principal Amount	Value
Cedar Fair L.P., Term Loan B, due 12/31/16	$1,050,000	$1,054,000
Hertz Corp., Term Loan B, due 12/21/12	250,000	242,000
Interactive Data Corp., Term Loan B, due 11/3/16	1,125,000	1,129,000
NTELOS Holdings Corp., Term Loan, due 8/7/15	500,000	500,000
Ocwen Financial Corp., Term Loan, due 5/28/15	850,000	845,000
RCN Corp., Term Loan B, due 3/5/16	800,000	785,000
ServiceMaster Co., Term Loan B, due 7/24/14	227,000	210,000
ServiceMaster Co., Term Loan DD, due 7/24/14	23,000	21,000
Universal Health Services, Inc., Term Loan B, due 5/16/16	1,100,000	1,091,000

This portion of the security has not settled as of July 31, 2010 and thus does not have an interest rate in effect. Interest rates do not take effect until settlement.

As of July 31, 2010, the value of High Income’s unfunded loan commitments was approximately $1,344,000 pursuant to the following loan agreements:

Borrower	Principal Amount	Value
Rental Services Corp., Term Loan, due 11/30/13	$1,425,000	$1,344,000

This portion of the security has not settled as of July 31, 2010 and thus does not have an interest rate in effect. Interest rates do not take effect until settlement.

As of July 31, 2010, the value of Strategic Income’s unfunded loan commitments was approximately $19,046,000 pursuant to the following loan agreements:
Borrower	Principal Amount	Value
Advantage Sales & Marketing LLC, Term Loan, due 5/5/16	$300,000	$297,000
Advantage Sales & Marketing LLC, Term Loan, due 5/5/17	300,000	296,000
Aurora Diagnostics LLC, Term Loan B, due 5/26/16	500,000	491,000
Cedar Fair L.P., Term Loan B, due 12/31/16	1,050,000	1,053,000
Charter Communications Operating LLC, Term Loan B2, due 3/6/14	997,000	1,015,000
Cincinnati Bell, Inc., Term Loan B, due 6/11/17	750,000	738,000
DEX Media East LLC, Term Loan, due 10/24/14	300,000	242,000
DEX Media West LLC, Term Loan, due 10/24/14	500,000	445,000
Diversey, Inc., Term Loan B, due 11/24/15	500,000	498,000
Dynegy Holdings, Inc., Term Loan, due 4/2/13	278,000	259,000
Dynegy Holdings, Inc., Term Loan B, due 4/2/13	22,000	21,000
Generac Acquisition Corp., Term Loan B, due 11/10/13	300,000	275,000
Harland Clarke Holdings Corp., Term Loan B, due 6/30/14	300,000	258,000
Hertz Corp., Term Loan, due 12/21/12	78,000	76,000
Hertz Corp., Term Loan B, due 12/21/12	422,000	408,000
HCA, Inc., Term Loan A1, due 11/17/12	300,000	290,000
IMS Health, Inc., Term Loan B, due 2/26/16	500,000	499,000

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Interactive Data Corp., Term Loan B, due 11/3/16	1,125,000	1,129,000
Level 3 Financing, Inc., Term Loan A, due 3/13/14	300,000	268,000
Mediacom Broadband LLC, Term Loan, due 10/23/17	300,000	282,000
Mediacom Broadband LLC, Term Loan E, due 10/23/17	500,000	473,000
MEG Energy Corp., Term Loan D, due 4/3/16	800,000	793,000
NTELOS Holdings Corp., Term Loan, due 8/7/15	500,000	499,000
Ocwen Financial Corp., Term Loan, due 5/28/15	1,100,000	1,093,000
Phillips-Van Heusen Corp., Term Loan B, due 5/6/16	500,000	502,000
PQ Corp., Term Loan B, due 7/30/14	300,000	272,000
Quad Graphics, Inc., Term Loan B, due 4/23/16	750,000	711,000
RehabCare Group, Inc., Term Loan B, due 11/24/15	750,000	741,000
Rental Services Corp., Term Loan, due 11/30/13	300,000	283,000
Rite Aid Corp., Term Loan B3, due 6/4/14	1,012,000	950,000
ServiceMaster Co., Term Loan B, due 7/24/14	273,000	252,000
ServiceMaster Co., Term Loan DD, due 7/24/14	27,000	25,000
Skype Technologies SA, Term Loan B, due 2/2/15	500,000	499,000
Texas Competitive Electric Holdings Co. LLC, Term Loan DD, due 10/10/14	800,000	618,000
TPF Generation Holdings LLC, Term Loan, due 12/15/14	625,000	558,000
Universal Health Services, Inc., Term Loan B, due 5/16/16	1,100,000	1,091,000
Univision Communications, Inc., Term Loan B, due 9/29/14	330,000	287,000
U.S. Foodservice, Term Loan, due 7/3/14	300,000	260,000
WM Bolthouse Farms, Inc., Term Loan B, due 2/11/16	300,000	299,000

This portion of the security has not settled as of July 31, 2010 and thus does not have an interest rate in effect. Interest rates do not take effect until settlement.

¢¢         At July 31, 2010, open positions in financial futures contracts were as follows:
Fund	Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
Core Bond	September 2010	49 U.S. Treasury Notes, 10 Year	Short	(131,099)
Short Duration	September 2010	25 U.S. Treasury Notes, 2 Year	Long	30,860
Strategic Income	September 2010	105 U.S. Treasury Notes, 10 Year	Short	(286,838)
	September 2010	9 U.S. Treasury Bonds, 30 Year	Short	(41,063)

At July 31, 2010, the Funds had deposited the following in segregated accounts to cover margin requirements on open futures contracts:

Core Bond	$406,131
Short Duration	$178,412 in Fannie Mae Whole Loan, 10.77%, due 6/25/44
Strategic Income	$999,471

ØØ	All or a portion of this security is segregated in connection with obligations for when-issued purchase commitments and/or financial futures contracts and/or delayed delivery purchase commitments.

µ
Floating rate securities are securities whose yields vary with a designated market index or market rate.  These securities are shown at their current rates as of July 31, 2010 and their final maturities.

v	Parenthetical date represents the next interest reset date for the security.

*	Security did not produce income during the last six months.

w	Step Bond: Coupon rate is a fixed rate for an initial period then resets at a specific date and rate.

È	All or a portion of this security is on loan.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

@
This debt is guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. At July 31, 2010, these securities amounted to approximately $2,608,000 or 3.8% of net assets for Short Duration.

#
Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be illiquid and restricted. At July 31, 2010, these securities amounted to approximately $0 or 0.0% of net assets for Core Bond and approximately $0 or 0.0% of net assets for Short Duration.

(000’s omitted)	Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of July 31, 2010	Fair Value Percentage of Net Assets as of July 31, 2010
Core Bond	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 0.95%, due 7/13/46	6/29/2006	$ 642	0.9%	$ 0	0.0%
Short Duration	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 0.95%, due 7/13/46	9/14/2007	227	0.2	0	0.0

a	Security is subject to a guarantee provided by Banco Santander, backing 100% of the total principal.

b	Security is subject to a guarantee provided by Bank of America, backing 100% of the total principal.

c	Security is subject to a guarantee provided by Branch Banking & Trust Co., backing 100% of the total principal.

d	Security is subject to a guarantee provided by Citibank, N.A., backing 100% of the total principal.

e	Security is subject to a guarantee provided by JP Morgan Chase, backing 100% of the total principal.

f	Security is subject to a guarantee provided by Morgan Stanley, backing 100% of the total principal.

g	Security is subject to a guarantee provided by Societe Generale, backing 100% of the total principal.

h	Security is subject to a guarantee provided by U.S. Bank, backing 100% of the total principal.

i	Security is subject to a guarantee provided by Wells Fargo Bank, backing 100% of the total principal.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Funds

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date:	September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date:	September 27, 2010

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date:	September 27, 2010